NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AVBVI)
208,529 shares (cost $2,001,423)	$854,968
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
18,629 shares (cost $484,423)	314,651
AIM VIF - Capital Development Fund - Series I (AVCDI)
58,445 shares (cost $914,074)	463,467
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
4,461 shares (cost $48,560)	44,255
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
96,438 shares (cost $1,018,051)	954,735
American Century VP - International Fund - Class III (ACVI3)
12,785 shares (cost $117,285)	75,946
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
103,484 shares (cost $1,289,145)	1,012,073
American Century VP - Ultra(R) Fund - Class I (ACVU1)
32,219 shares (cost $300,836)	195,245
American Century VP - Value Fund - Class I (ACVV)
465,850 shares (cost $3,149,675)	2,180,180
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
41,269 shares (cost $820,812)	444,471
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
94,110 shares (cost $1,502,503)	974,983
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
87,651 shares (cost $3,045,683)	2,014,228
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
23,756 shares (cost $962,730)	686,062
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
5,277 shares (cost $53,458)	52,771
Federated IS - Quality Bond Fund II - Primary Class (FQB)
100,210 shares (cost $1,113,189)	1,002,102
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
127,213 shares (cost $2,943,197)	1,671,576
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
48,055 shares (cost $1,811,532)	1,127,845
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
107,248 shares (cost $2,282,613)	1,297,698
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
394,085 shares (cost $11,424,208)	6,041,325
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
478,669 shares (cost $5,876,833)	5,624,359
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
237,578 shares (cost $7,196,217)	4,354,798
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
17,984 shares (cost $198,777)	88,482
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
154,684 shares (cost $3,291,162)	1,763,403

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
29,485 shares (cost $326,565)	$242,657
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
142,897 shares (cost $1,643,724)	1,100,306
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
91,757 shares (cost $1,051,313)	653,313
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
195,405 shares (cost $2,598,360)	1,176,341
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
403,341 shares (cost $6,987,433)	4,315,750
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
19,399 shares (cost $120,521)	108,827
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
140,906 shares (cost $2,388,579)	2,408,079
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
103,438 shares (cost $1,745,725)	1,172,991
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
91,064 shares (cost $1,756,623)	1,271,255
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
169,052 shares (cost $2,933,999)	1,813,930
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
54,655 shares (cost $1,923,866)	1,241,752
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
4,191 shares (cost $41,528)	33,193
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
113,682 shares (cost $6,039,472)	2,972,790
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
275,654 shares (cost $3,494,244)	2,952,259
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
85,835 shares (cost $876,825)	609,429
MFS(R) VIT - Value Series - Initial Class (MVFIC)
243,992 shares (cost $3,340,039)	2,381,360
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
53,058 shares (cost $949,963)	690,286
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
95,359 shares (cost $1,053,035)	908,772
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
60,515 shares (cost $1,414,108)	904,087
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
70,036 shares (cost $4,618,952)	2,587,845
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
12,376 shares (cost $442,289)	324,858
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
24,491 shares (cost $206,375)	160,904
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
16,608 shares (cost $137,381)	134,861
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
48,711 shares (cost $391,176)	361,922

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
3,186 shares (cost $29,585)	$29,060
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
125,608 shares (cost $1,001,197)	977,228
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
306,834 shares (cost $2,616,852)	2,172,382
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
11,343 shares (cost $97,448)	96,072
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
11,377 shares (cost $111,463)	110,240
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
347,891 shares (cost $2,267,770)	1,732,496
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
206,353 shares (cost $3,372,315)	1,450,663
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2,872 shares (cost $26,215)	17,950
Nationwide VIT - Government Bond Fund - Class I (GBF)
557,944 shares (cost $6,484,040)	6,700,911
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
62,838 shares (cost $693,922)	508,987
Nationwide VIT - International Index Fund - Class VI (GVIX6)
57,212 shares (cost $599,269)	369,591
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
515,254 shares (cost $6,153,131)	3,550,100
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
66,478 shares (cost $672,104)	616,253
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
1,258,243 shares (cost $14,431,075)	10,644,735
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,719,884 shares (cost $20,548,477)	13,690,275
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
92,770 shares (cost $988,318)	821,011
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
947 shares (cost $8,916)	9,266
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
29,442 shares (cost $812,649)	516,124
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
93,527 shares (cost $1,690,939)	1,052,177
Nationwide VIT - Money Market Fund - Class I (SAM)
13,835,609 shares (cost $13,835,609)	13,835,609
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
518,671 shares (cost $4,840,323)	3,324,684
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
309,309 shares (cost $4,778,732)	2,381,682
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,297 shares (cost $10,446)	8,744
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
141 shares (cost $1,104)	932

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
165,063 shares (cost $1,660,081)	$1,089,414
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
364,815 shares (cost $3,547,443)	2,579,239
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
56,692 shares (cost $843,042)	547,077
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
165,445 shares (cost $1,635,534)	1,095,243
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
141,566 shares (cost $2,889,680)	1,523,252
Nationwide VIT - Nationwide Fund - Class I (TRF)
597,385 shares (cost $7,068,470)	3,894,951
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
418 shares (cost $2,479)	2,314
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
538,588 shares (cost $5,036,031)	3,468,505
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
6,609 shares (cost $65,554)	64,574
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
94,854 shares (cost $342,609)	213,421
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
54,053 shares (cost $569,126)	322,153
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
316,679 shares (cost $3,693,177)	2,213,589
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
218,103 shares (cost $2,008,111)	1,596,516
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
18,477 shares (cost $142,663)	105,502
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
48,242 shares (cost $588,322)	351,686
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
30,056 shares (cost $495,655)	277,112
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
8,989 shares (cost $116,432)	75,058
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
52,241 shares (cost $815,535)	490,547
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
37,780 shares (cost $1,528,628)	969,815
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
84,289 shares (cost $2,683,497)	1,714,441
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
75,278 shares (cost $381,874)	118,186
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
27,264 shares (cost $220,731)	43,078
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
206,125 shares (cost $3,559,172)	2,195,228
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
283,237 shares (cost $6,557,663)	4,123,936

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Putnam VT - Growth and Income Fund - Class IB (PVGIB)
436 shares (cost $9,817)	$5,001
Putnam VT - Voyager Fund - Class IB (PVTVB)
97 shares (cost $2,700)	1,943
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
453,123 shares (cost $4,770,413)	3,035,923
T. Rowe Price Equity Income Portfolio - II (TREI2)
133,596 shares (cost $3,013,155)	1,911,762
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
242,094 shares (cost $1,195,984)	1,169,316
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
176,425 shares (cost $1,962,791)	1,748,375
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
256,631 shares (cost $4,503,084)	2,106,943

Total Investments	167,438,662

Total Assets	167,438,662

Accounts Payable	4,327

$167,434,335

Contract Owners’ Equity:
Accumulation units	167,434,335

Total Contract Owners’ Equity (note 8)	$167,434,335

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVBVI	AVCA	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1

Reinvested dividends	$4,054,956	12,430	-	-	-	45,084	811	1,697

Net investment income (loss)	4,054,956	12,430	-	-	-	45,084	811	1,697

Proceeds from mutual fund shares sold	91,969,519	333,855	100,243	164,718	16,779	591,168	114,183	908,959
Cost of mutual fund shares sold	(99,988,648)	(449,747)	(97,749)	(201,387)	(24,400)	(608,429)	(147,367)	(1,034,305)

Realized gain (loss) on investments	(8,019,129)	(115,892)	2,494	(36,669)	(7,621)	(17,261)	(33,184)	(125,346)
Change in unrealized gain (loss) on investments	(81,893,099)	(1,078,480)	(202,294)	(476,601)	(4,305)	(90,844)	(43,260)	(226,413)

Net gain (loss) on investments	(89,912,228)	(1,194,372)	(199,800)	(513,270)	(11,926)	(108,105)	(76,444)	(351,759)

Reinvested capital gains	12,809,115	268,890	-	90,827	-	-	9,526	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,048,157)	(913,052)	(199,800)	(422,443)	(11,926)	(63,021)	(66,107)	(350,062)

Investment Activity:	ACVU1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FVMOS	FQB

Reinvested dividends	$-	45,846	-	8,398	54,260	17,725	957	51,544

Net investment income (loss)	-	45,846	-	8,398	54,260	17,725	957	51,544

Proceeds from mutual fund shares sold	250,352	375,317	330,564	425,992	536,491	278,122	86,922	316,826
Cost of mutual fund shares sold	(278,598)	(501,095)	(340,490)	(512,489)	(562,716)	(311,127)	(95,677)	(327,616)

Realized gain (loss) on investments	(28,246)	(125,778)	(9,926)	(86,497)	(26,225)	(33,005)	(8,755)	(10,790)
Change in unrealized gain (loss) on investments	(156,229)	(816,288)	(442,777)	(493,141)	(1,156,926)	(368,653)	(973)	(125,112)

Net gain (loss) on investments	(184,475)	(942,066)	(452,703)	(579,638)	(1,183,151)	(401,658)	(9,728)	(135,902)

Reinvested capital gains	38,635	243,396	35,301	145,341	-	66,028	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(145,840)	(652,824)	(417,402)	(425,899)	(1,128,891)	(317,905)	(8,771)	(84,358)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FEIS	FGS	FOSR	FCS	FIGBS	FMCS	FVSS	FNRS2

Reinvested dividends	$59,790	12,793	49,112	78,628	179,944	19,930	1,017	-

Net investment income (loss)	59,790	12,793	49,112	78,628	179,944	19,930	1,017	-

Proceeds from mutual fund shares sold	471,990	231,372	323,059	664,507	1,345,107	423,112	56,310	1,107,081
Cost of mutual fund shares sold	(704,252)	(222,624)	(404,525)	(977,378)	(1,367,467)	(618,198)	(147,660)	(1,000,325)

Realized gain (loss) on investments	(232,262)	8,748	(81,466)	(312,871)	(22,360)	(195,086)	(91,350)	106,756
Change in unrealized gain (loss) on investments	(1,015,012)	(977,896)	(1,139,584)	(4,312,210)	(353,890)	(3,139,213)	(86,461)	(1,891,241)

Net gain (loss) on investments	(1,247,274)	(969,148)	(1,221,050)	(4,625,081)	(376,250)	(3,334,299)	(177,811)	(1,784,485)

Reinvested capital gains	2,096	-	207,979	220,351	3,556	761,267	42,870	99,468

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,185,388)	(956,355)	(963,959)	(4,326,102)	(192,750)	(2,553,102)	(133,924)	(1,685,017)

Investment Activity:	FF10S	FF20S	FF30S	FTVDM3	TIF3	FTVFA2	FTVGI3	FTVIS2

Reinvested dividends	$8,021	35,708	19,656	63,911	121,076	2,927	74,961	74,776

Net investment income (loss)	8,021	35,708	19,656	63,911	121,076	2,927	74,961	74,776

Proceeds from mutual fund shares sold	20,303	109,359	128,782	943,211	390,797	1,092	1,234,402	207,067
Cost of mutual fund shares sold	(21,479)	(114,983)	(138,400)	(1,285,630)	(482,644)	(1,480)	(1,129,650)	(241,829)

Realized gain (loss) on investments	(1,176)	(5,624)	(9,618)	(342,419)	(91,847)	(388)	104,752	(34,762)
Change in unrealized gain (loss) on investments	(87,991)	(572,105)	(414,018)	(1,768,205)	(3,083,068)	(11,694)	(67,580)	(550,821)

Net gain (loss) on investments	(89,167)	(577,729)	(423,636)	(2,110,624)	(3,174,915)	(12,082)	37,172	(585,583)

Reinvested capital gains	11,387	73,803	59,143	463,678	467,388	2,903	-	31,311

Net increase (decrease) in contract owners’ equity resulting from operations	$(69,759)	(468,218)	(344,837)	(1,583,035)	(2,586,451)	(6,252)	112,133	(479,496)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FTVRDI	FTVSVI	JACAS	JARLCS	JAIGS2	AMTB	MIGIC	MVFIC

Reinvested dividends	$32,520	32,905	149	226	120,787	150,175	4,958	25,567

Net investment income (loss)	32,520	32,905	149	226	120,787	150,175	4,958	25,567

Proceeds from mutual fund shares sold	289,852	652,457	335,622	4,503	568,274	892,170	229,696	1,288,455
Cost of mutual fund shares sold	(319,750)	(760,221)	(325,825)	(5,636)	(707,664)	(923,958)	(247,755)	(1,448,767)

Realized gain (loss) on investments	(29,898)	(107,764)	9,797	(1,133)	(139,390)	(31,788)	(18,059)	(160,312)
Change in unrealized gain (loss) on investments	(496,277)	(948,052)	(847,220)	(8,335)	(3,592,173)	(564,920)	(398,208)	(1,019,730)

Net gain (loss) on investments	(526,175)	(1,055,816)	(837,423)	(9,468)	(3,731,563)	(596,708)	(416,267)	(1,180,042)

Reinvested capital gains	12,035	178,001	-	1,175	647,764	-	40,522	86,269

Net increase (decrease) in contract owners’ equity resulting from operations	$(481,620)	(844,910)	(837,274)	(8,067)	(2,963,012)	(446,533)	(370,787)	(1,068,206)

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA1	NVCRB1	NVCCA1

Reinvested dividends	$20,911	51,426	32,658	74,944	8,451	1,852	1,023	3,451

Net investment income (loss)	20,911	51,426	32,658	74,944	8,451	1,852	1,023	3,451

Proceeds from mutual fund shares sold	50,994	262,063	167,979	1,211,699	22,436	290,445	2,481	159,103
Cost of mutual fund shares sold	(56,492)	(276,944)	(185,429)	(1,333,568)	(31,532)	(318,731)	(2,931)	(183,812)

Realized gain (loss) on investments	(5,498)	(14,881)	(17,450)	(121,869)	(9,096)	(28,286)	(450)	(24,709)
Change in unrealized gain (loss) on investments	(261,718)	(130,386)	(581,240)	(2,055,353)	(116,249)	(45,471)	(2,521)	(29,254)

Net gain (loss) on investments	(267,216)	(145,267)	(598,690)	(2,177,222)	(125,345)	(73,757)	(2,971)	(53,963)

Reinvested capital gains	8,747	656	39,327	218,384	98	2,916	628	3,143

Net increase (decrease) in contract owners’ equity resulting from operations	$(237,558)	(93,185)	(526,705)	(1,883,894)	(116,796)	(68,989)	(1,320)	(47,369)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	HIBF3	GEM3	NVIE6

Reinvested dividends	$278	6,950	20,721	1,277	1,755	173,666	31,856	230

Net investment income (loss)	278	6,950	20,721	1,277	1,755	173,666	31,856	230

Proceeds from mutual fund shares sold	8,260	110,277	208,469	61,484	8,843	1,462,825	1,384,194	2,455
Cost of mutual fund shares sold	(8,609)	(123,941)	(293,131)	(72,911)	(9,053)	(1,630,988)	(1,607,369)	(5,115)

Realized gain (loss) on investments	(349)	(13,664)	(84,662)	(11,427)	(210)	(168,163)	(223,175)	(2,660)
Change in unrealized gain (loss) on investments	(525)	(23,969)	(444,470)	(1,376)	(1,224)	(485,510)	(2,443,466)	(8,264)

Net gain (loss) on investments	(874)	(37,633)	(529,132)	(12,803)	(1,434)	(653,673)	(2,666,641)	(10,924)

Reinvested capital gains	50	5,980	24,245	284	-	-	582,796	2,715

Net increase (decrease) in contract owners’ equity resulting from operations	$(546)	(24,703)	(484,166)	(11,242)	321	(480,007)	(2,051,989)	(7,979)

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$224,920	1,776	10,078	96,631	19,384	330,871	387,616	28,835

Net investment income (loss)	224,920	1,776	10,078	96,631	19,384	330,871	387,616	28,835

Proceeds from mutual fund shares sold	1,336,470	144,591	475,958	604,776	116,721	1,947,044	2,637,511	372,930
Cost of mutual fund shares sold	(1,291,859)	(166,417)	(538,152)	(806,283)	(126,080)	(2,089,322)	(3,097,586)	(425,771)

Realized gain (loss) on investments	44,611	(21,826)	(62,194)	(201,507)	(9,359)	(142,278)	(460,075)	(52,841)
Change in unrealized gain (loss) on investments	144,047	(213,318)	(227,085)	(2,723,250)	(54,112)	(4,067,573)	(7,241,311)	(170,593)

Net gain (loss) on investments	188,658	(235,144)	(289,279)	(2,924,757)	(63,471)	(4,209,851)	(7,701,386)	(223,434)

Reinvested capital gains	-	51,807	759	836,368	10,407	978,723	1,677,859	48,721

Net increase (decrease) in contract owners’ equity resulting from operations	$413,578	(181,561)	(278,442)	(1,991,758)	(33,680)	(2,900,257)	(5,635,911)	(145,878)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVLCP1	SGRF	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1

Reinvested dividends	$118	-	17,247	234,037	3,335	54,945	20	8

Net investment income (loss)	118	-	17,247	234,037	3,335	54,945	20	8

Proceeds from mutual fund shares sold	267	3,567,900	454,191	32,340,486	177,121	1,463,930	22,387	13,312
Cost of mutual fund shares sold	(261)	(3,849,507)	(522,473)	(32,340,486)	(240,078)	(1,582,614)	(23,525)	(14,302)

Realized gain (loss) on investments	6	(281,607)	(68,282)	-	(62,957)	(118,684)	(1,138)	(990)
Change in unrealized gain (loss) on investments	350	(549,322)	(637,374)	-	(1,515,639)	(2,238,782)	(1,702)	(172)

Net gain (loss) on investments	356	(830,929)	(705,656)	-	(1,578,596)	(2,357,466)	(2,840)	(1,162)

Reinvested capital gains	-	-	95,810	-	-	485,298	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$474	(830,929)	(592,599)	234,037	(1,575,261)	(1,817,223)	(2,820)	(1,154)

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	TRF	NVNMO1	NVNSR2

Reinvested dividends	$-	24,520	-	11,069	17,258	72,406	-	10,029

Net investment income (loss)	-	24,520	-	11,069	17,258	72,406	-	10,029

Proceeds from mutual fund shares sold	53,320	206,640	229,112	200,738	177,604	407,289	51	120,656
Cost of mutual fund shares sold	(70,384)	(244,802)	(290,910)	(277,286)	(267,355)	(493,610)	(54)	(169,277)

Realized gain (loss) on investments	(17,064)	(38,162)	(61,798)	(76,548)	(89,751)	(86,321)	(3)	(48,621)
Change in unrealized gain (loss) on investments	(570,667)	(968,204)	(333,386)	(381,259)	(1,216,488)	(3,374,395)	(166)	(1,567,526)

Net gain (loss) on investments	(587,731)	(1,006,366)	(395,184)	(457,807)	(1,306,239)	(3,460,716)	(169)	(1,616,147)

Reinvested capital gains	-	-	-	-	419,900	856,069	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(587,731)	(981,846)	(395,184)	(446,738)	(869,081)	(2,532,241)	(169)	(1,606,118)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVSTB2	GGTC3	GVUG1	EIF	MSBF	NVRE1	AMINS	AMRS

Reinvested dividends	$851	-	-	75,883	135,618	3,035	18	4,029

Net investment income (loss)	851	-	-	75,883	135,618	3,035	18	4,029

Proceeds from mutual fund shares sold	5,761	171,616	57,562	2,601,073	1,458,086	28,501	4,500,166	57,495
Cost of mutual fund shares sold	(5,822)	(267,041)	(70,486)	(3,186,454)	(1,570,594)	(30,201)	(5,096,929)	(65,562)

Realized gain (loss) on investments	(61)	(95,425)	(12,924)	(585,381)	(112,508)	(1,700)	(596,763)	(8,067)
Change in unrealized gain (loss) on investments	(981)	(153,809)	(300,037)	(1,098,700)	(413,162)	(37,161)	(81,870)	(219,997)

Net gain (loss) on investments	(1,042)	(249,234)	(312,961)	(1,684,081)	(525,670)	(38,861)	(678,633)	(228,064)

Reinvested capital gains	-	49,750	91,812	48,953	48,008	-	60	876

Net increase (decrease) in contract owners’ equity resulting from operations	$(191)	(199,484)	(221,149)	(1,559,245)	(342,044)	(35,826)	(678,555)	(223,159)

Investment Activity:	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVSC	OVGI

Reinvested dividends	$-	14,967	1,626	27,057	21,592	14,298	14,999	73,480

Net investment income (loss)	-	14,967	1,626	27,057	21,592	14,298	14,999	73,480

Proceeds from mutual fund shares sold	117,048	6,478,419	179,765	296,702	403,618	47,695	687,429	622,687
Cost of mutual fund shares sold	(142,295)	(6,594,439)	(209,977)	(368,954)	(431,099)	(60,387)	(811,634)	(742,358)

Realized gain (loss) on investments	(25,247)	(116,020)	(30,212)	(72,252)	(27,481)	(12,692)	(124,205)	(119,671)
Change in unrealized gain (loss) on investments	(39,085)	(785,473)	(708,182)	(1,077,198)	(256,840)	(169,306)	(1,303,810)	(2,705,328)

Net gain (loss) on investments	(64,332)	(901,493)	(738,394)	(1,149,450)	(284,321)	(181,998)	(1,428,015)	(2,824,999)

Reinvested capital gains	3,831	51,174	-	119,117	-	-	166,547	319,278

Net increase (decrease) in contract owners’ equity resulting from operations	$(60,501)	(835,352)	(736,768)	(1,003,276)	(262,729)	(167,700)	(1,246,469)	(2,432,241)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	PVGIB	PVTVB	TRBCG2	TREI2	TRLT2	MSVFI	MSVRE

Reinvested dividends	$133	-	4,558	50,123	37,389	81,974	108,485

Net investment income (loss)	133	-	4,558	50,123	37,389	81,974	108,485

Proceeds from mutual fund shares sold	229	546	617,731	922,360	621,507	1,516,485	1,342,955
Cost of mutual fund shares sold	(432)	(649)	(748,475)	(1,062,504)	(613,142)	(1,596,535)	(2,152,437)

Realized gain (loss) on investments	(203)	(103)	(130,744)	(140,144)	8,365	(80,050)	(809,482)
Change in unrealized gain (loss) on investments	(3,918)	(1,212)	(1,904,923)	(978,405)	(34,373)	(261,692)	(1,790,514)

Net gain (loss) on investments	(4,121)	(1,315)	(2,035,667)	(1,118,549)	(26,008)	(341,742)	(2,599,996)

Reinvested capital gains	1,143	-	-	56,171	-	-	1,189,795

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,845)	(1,315)	(2,031,109)	(1,012,255)	11,381	(259,768)	(1,301,716)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBVI		AVCA		AVCDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,054,956	2,733,170	12,430	10,104	-	-	-	-
Realized gain (loss) on investments	(8,019,129)	2,403,880	(115,892)	41,980	2,494	6,480	(36,669)	21,684
Change in unrealized gain (loss) on investments	(81,893,099)	(2,593,171)	(1,078,480)	(144,795)	(202,294)	20,826	(476,601)	(30,557)
Reinvested capital gains	12,809,115	6,145,244	268,890	94,195	-	-	90,827	67,441

Net increase (decrease) in contract owners’ equity resulting from operations	(73,048,157)	8,689,123	(913,052)	1,484	(199,800)	27,306	(422,443)	58,568

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,278,662	102,449,665	286,661	415,330	85,969	86,484	167,811	220,602
Transfers between funds	-	-	(53,117)	139,207	89,825	123,181	(46,337)	88,893
Surrenders (note 6)	(6,879,433)	(8,208,539)	(2,551)	(47,689)	(84)	(47,957)	(25,331)	(39,834)
Death benefits (note 4)	(285,782)	(203,266)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,961,910)	(1,074,969)	(1,069)	5,835	(7,850)	(852)	(6,256)	4,022
Deductions for surrender charges (note 2d)	(1,371,261)	(551,487)	(6,837)	(1,629)	(1,831)	(7,169)	(6,816)	(496)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,284,757)	(14,589,243)	(114,927)	(128,946)	(34,823)	(30,127)	(52,700)	(54,743)
Asset charges (note 3):	(790,791)	(604,619)	(5,389)	(6,166)	(1,520)	(1,208)	(2,794)	(3,051)
Adjustments to maintain reserves	(9,067)	(2,154)	(97)	30	(65)	7	(63)	6

Net equity transactions	52,695,661	77,215,388	102,674	375,972	129,621	122,359	27,514	215,399

Net change in contract owners’ equity	(20,352,496)	85,904,511	(810,378)	377,456	(70,179)	149,665	(394,929)	273,967
Contract owners’ equity beginning of period	187,786,831	101,882,320	1,665,320	1,287,864	384,802	235,137	858,374	584,407

Contract owners’ equity end of period	$167,434,335	187,786,831	854,942	1,665,320	314,623	384,802	463,445	858,374

CHANGES IN UNITS:
Beginning units	14,100,446	8,201,788	135,276	106,230	29,170	19,966	59,934	45,230
Units purchased	13,029,932	12,363,152	36,789	60,375	17,015	16,416	15,737	22,508
Units redeemed	(8,004,212)	(6,464,494)	(28,081)	(31,329)	(4,712)	(7,212)	(14,587)	(7,804)

Ending units	19,126,166	14,100,446	143,984	135,276	41,473	29,170	61,084	59,934

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVSVA		ACVIP2		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	45,084	32,114	811	-	1,697	8,365
Realized gain (loss) on investments	(7,621)	-	(17,261)	21,189	(33,184)	(3,957)	(125,346)	14,377
Change in unrealized gain (loss) on investments	(4,305)	-	(90,844)	32,606	(43,260)	1,921	(226,413)	(95,186)
Reinvested capital gains	-	-	-	-	9,526	-	-	8,100

Net increase (decrease) in contract owners’ equity resulting from operations	(11,926)	-	(63,021)	85,909	(66,107)	(2,036)	(350,062)	(64,344)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,129	-	293,133	193,342	21,748	14,396	386,426	406,843
Transfers between funds	37,658	-	254,008	(123,069)	57,354	140,364	(98,289)	491,911
Surrenders (note 6)	-	-	(3,191)	(359)	(12,973)	(57,748)	(18,664)	(1,156)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(52)	-	(7,111)	2,911	-	-	(9,253)	(5,972)
Deductions for surrender charges (note 2d)	-	-	(3,828)	(3,692)	(641)	-	(9,495)	(1,781)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,470)	-	(91,860)	(64,877)	(12,992)	(4,788)	(131,846)	(98,710)
Asset charges (note 3):	(76)	-	(4,005)	(3,329)	(477)	(151)	(5,591)	(3,888)
Adjustments to maintain reserves	(31)	-	28	(49)	(59)	44	(98)	(4)

Net equity transactions	56,158	-	437,174	878	51,960	92,117	113,190	787,243

Net change in contract owners’ equity	44,232	-	374,153	86,787	(14,147)	90,081	(236,872)	722,899
Contract owners’ equity beginning of period	-	-	580,623	493,836	90,081	-	1,248,894	525,995

Contract owners’ equity end of period	$44,232	-	954,776	580,623	75,934	90,081	1,012,022	1,248,894

CHANGES IN UNITS:
Beginning units	-	-	51,396	47,864	5,228	-	93,856	38,618
Units purchased	7,448	-	47,376	35,868	3,839	5,522	47,166	64,171
Units redeemed	(385)	-	(12,892)	(32,336)	(1,080)	(294)	(40,491)	(8,933)

Ending units	7,063	-	85,880	51,396	7,987	5,228	100,531	93,856

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU1		ACVV		ACVVS1		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	45,846	26,392	-	-	8,398	2,853
Realized gain (loss) on investments	(28,246)	15,233	(125,778)	8,260	(9,926)	33,338	(86,497)	6,706
Change in unrealized gain (loss) on investments	(156,229)	43,266	(816,288)	(289,453)	(442,777)	71,424	(493,141)	(73,162)
Reinvested capital gains	38,635	-	243,396	136,859	35,301	-	145,341	30,638

Net increase (decrease) in contract owners’ equity resulting from operations	(145,840)	58,499	(652,824)	(117,942)	(417,402)	104,762	(425,899)	(32,965)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,264	66,551	843,736	449,620	145,236	337,666	267,683	293,931
Transfers between funds	7,156	(34,077)	260,570	384,389	(74,407)	909,071	158,958	373,371
Surrenders (note 6)	(1,848)	(1)	(20,307)	(19,450)	(11,053)	(619,440)	(20,278)	(30,080)
Death benefits (note 4)	-	-	-	-	(962)	-	(1,406)	-
Net policy repayments (loans) (note 5)	(1,506)	(571)	(6,789)	(32,491)	1,797	(9,846)	(4,964)	(10,212)
Deductions for surrender charges (note 2d)	(2,456)	(397)	(9,215)	(7,634)	(2,803)	-	(7,685)	(4,605)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,317)	(32,663)	(193,246)	(167,865)	(61,032)	(44,144)	(109,432)	(92,636)
Asset charges (note 3):	(1,215)	(1,311)	(8,223)	(7,543)	(2,727)	(1,637)	(4,939)	(4,002)
Adjustments to maintain reserves	(46)	7	(108)	15	(92)	19	191	(16)

Net equity transactions	45,032	(2,462)	866,418	599,041	(6,043)	571,689	278,128	525,751

Net change in contract owners’ equity	(100,808)	56,037	213,594	481,099	(423,445)	676,451	(147,771)	492,786
Contract owners’ equity beginning of period	296,031	239,994	1,966,538	1,485,439	867,894	191,443	1,122,725	629,939

Contract owners’ equity end of period	$195,223	296,031	2,180,132	1,966,538	444,449	867,894	974,954	1,122,725

CHANGES IN UNITS:
Beginning units	24,316	23,856	163,872	117,422	49,690	15,320	89,220	49,732
Units purchased	7,530	10,142	128,763	68,465	13,733	37,954	37,733	49,225
Units redeemed	(4,444)	(9,682)	(44,533)	(22,015)	(13,895)	(3,584)	(14,809)	(9,737)

Ending units	27,402	24,316	248,102	163,872	49,528	49,690	112,144	89,220

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		FVMOS		FQB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$54,260	42,205	17,725	14,610	957	279	51,544	30,833
Realized gain (loss) on investments	(26,225)	117,031	(33,005)	45,357	(8,755)	295	(10,790)	(1,834)
Change in unrealized gain (loss) on investments	(1,156,926)	(52,740)	(368,653)	(5,018)	(973)	(120)	(125,112)	7,223
Reinvested capital gains	-	-	66,028	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,128,891)	106,496	(317,905)	54,949	(8,771)	454	(84,358)	36,222

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	610,930	561,589	188,871	260,208	30,944	27,196	184,009	264,332
Transfers between funds	117,789	387,514	(90,302)	32,272	30,039	(68,212)	159,591	172,902
Surrenders (note 6)	(41,134)	(63,082)	(9,144)	(224,399)	(17,389)	-	(9,214)	(35,212)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(12,568)	(13,577)	(2,620)	7,438	-	-	2,531	(2,681)
Deductions for surrender charges (note 2d)	(16,122)	(16,723)	(4,384)	(2,829)	(327)	-	(8,603)	(7,708)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(246,450)	(213,554)	(70,705)	(79,212)	(8,402)	(4,818)	(95,311)	(63,942)
Asset charges (note 3):	(9,496)	(8,565)	(3,850)	(4,188)	(353)	(159)	(4,552)	(2,972)
Adjustments to maintain reserves	(100)	39	(75)	2	(56)	(4)	(461)	(21)

Net equity transactions	402,849	633,641	7,791	(10,708)	34,456	(45,997)	227,990	324,698

Net change in contract owners’ equity	(726,042)	740,137	(310,114)	44,241	25,685	(45,543)	143,632	360,920
Contract owners’ equity beginning of period	2,740,235	2,000,098	996,157	951,916	27,057	72,600	858,437	497,517

Contract owners’ equity end of period	$2,014,193	2,740,235	686,043	996,157	52,742	27,057	1,002,069	858,437

CHANGES IN UNITS:
Beginning units	212,590	163,324	76,138	77,946	2,642	6,984	77,274	47,196
Units purchased	73,008	83,593	19,821	26,128	4,992	3,725	31,269	42,853
Units redeemed	(37,006)	(34,327)	(21,529)	(27,936)	(2,439)	(8,067)	(11,249)	(12,775)

Ending units	248,592	212,590	74,430	76,138	5,195	2,642	97,294	77,274

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIS		FGS		FOSR		FCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$59,790	42,520	12,793	6,597	49,112	58,012	78,628	69,561
Realized gain (loss) on investments	(232,262)	24,619	8,748	32,231	(81,466)	108,669	(312,871)	77,941
Change in unrealized gain (loss) on investments	(1,015,012)	(283,599)	(977,896)	262,955	(1,139,584)	(24,580)	(4,312,210)	(1,108,263)
Reinvested capital gains	2,096	200,108	-	1,527	207,979	110,843	220,351	2,071,668

Net increase (decrease) in contract owners’ equity resulting from operations	(1,185,388)	(16,352)	(956,355)	303,310	(963,959)	252,944	(4,326,102)	1,110,907

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	597,653	625,045	290,928	717,626	442,032	649,622	1,731,699	1,629,547
Transfers between funds	189,614	758,272	153,676	416,484	35,865	740,234	685,001	1,561,735
Surrenders (note 6)	(7,939)	(324,046)	(43,760)	(83,019)	(58,656)	(831,873)	(82,282)	(114,558)
Death benefits (note 4)	(25,523)	-	-	-	-	-	(35,486)	-
Net policy repayments (loans) (note 5)	(100,932)	(19,719)	(4,842)	(1,485)	242	(17,993)	(36,535)	(75,114)
Deductions for surrender charges (note 2d)	(9,315)	(9,781)	(6,361)	(8,888)	(14,055)	(11,152)	(29,894)	(12,904)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(218,154)	(195,775)	(166,092)	(116,363)	(167,532)	(184,954)	(732,719)	(632,114)
Asset charges (note 3):	(9,071)	(8,618)	(5,825)	(4,673)	(7,615)	(8,650)	(30,862)	(27,153)
Adjustments to maintain reserves	(98)	(12)	(90)	12	(86)	(29)	(130)	69

Net equity transactions	416,235	825,366	217,634	919,694	230,195	335,205	1,468,792	2,329,508

Net change in contract owners’ equity	(769,153)	809,014	(738,721)	1,223,004	(733,764)	588,149	(2,857,310)	3,440,415
Contract owners’ equity beginning of period	2,440,679	1,631,665	1,866,541	643,537	2,031,409	1,443,260	8,898,598	5,458,183

Contract owners’ equity end of period	$1,671,526	2,440,679	1,127,820	1,866,541	1,297,645	2,031,409	6,041,288	8,898,598

CHANGES IN UNITS:
Beginning units	186,880	126,706	127,988	55,984	117,536	97,890	573,780	413,560
Units purchased	85,049	86,177	41,698	85,009	40,371	40,210	196,926	214,924
Units redeemed	(48,552)	(26,003)	(23,128)	(13,005)	(24,127)	(20,564)	(91,909)	(54,704)

Ending units	223,377	186,880	146,558	127,988	133,780	117,536	678,797	573,780

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIGBS		FMCS		FVSS		FNRS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$179,944	94,877	19,930	30,195	1,017	3,306	-	1,956
Realized gain (loss) on investments	(22,360)	(1,087)	(195,086)	9,833	(91,350)	(17,022)	106,756	27,507
Change in unrealized gain (loss) on investments	(353,890)	54,637	(3,139,213)	188,838	(86,461)	(41,995)	(1,891,241)	440,201
Reinvested capital gains	3,556	-	761,267	288,997	42,870	52,092	99,468	90,089

Net increase (decrease) in contract owners’ equity resulting from operations	(192,750)	148,427	(2,553,102)	517,863	(133,924)	(3,619)	(1,685,017)	559,753

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,300,881	1,223,321	1,912,725	1,806,125	37,785	169,161	441,307	571,605
Transfers between funds	770,567	1,503,845	209,797	648,025	(40,068)	96,758	1,069,168	360,007
Surrenders (note 6)	(91,517)	(12,715)	(51,393)	(167,273)	(20)	(445,324)	(76,503)	(115,350)
Death benefits (note 4)	(2,540)	-	(2,045)	(3,566)	-	-	(1,107)	-
Net policy repayments (loans) (note 5)	(127,320)	(28,587)	(21,579)	(24,930)	-	-	(13,548)	(2,821)
Deductions for surrender charges (note 2d)	(28,637)	(13,023)	(29,086)	(10,486)	(1,272)	(537)	(15,724)	(2,300)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(514,473)	(302,816)	(423,877)	(338,612)	(16,704)	(29,132)	(218,051)	(150,552)
Asset charges (note 3):	(22,536)	(13,549)	(18,338)	(15,067)	(769)	(1,180)	(9,458)	(5,883)
Adjustments to maintain reserves	(76)	36	(132)	23	(58)	28	(167)	59

Net equity transactions	1,284,349	2,356,512	1,576,072	1,894,239	(21,106)	(210,226)	1,175,917	654,765

Net change in contract owners’ equity	1,091,599	2,504,939	(977,030)	2,412,102	(155,030)	(213,845)	(509,100)	1,214,518
Contract owners’ equity beginning of period	4,532,703	2,027,764	5,331,764	2,919,662	243,498	457,343	2,272,445	1,057,927

Contract owners’ equity end of period	$5,624,302	4,532,703	4,354,734	5,331,764	88,468	243,498	1,763,345	2,272,445

CHANGES IN UNITS:
Beginning units	409,144	190,744	340,096	215,078	18,430	36,554	99,004	67,128
Units purchased	209,055	253,181	178,418	153,350	3,731	4,991	92,732	52,107
Units redeemed	(92,951)	(34,781)	(59,324)	(28,332)	(8,447)	(23,115)	(23,249)	(20,231)

Ending units	525,248	409,144	459,190	340,096	13,714	18,430	168,487	99,004

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF10S		FF20S		FF30S		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,021	3,827	35,708	20,636	19,656	12,865	63,911	27,085
Realized gain (loss) on investments	(1,176)	1,035	(5,624)	7,022	(9,618)	6,591	(342,419)	48,795
Change in unrealized gain (loss) on investments	(87,991)	948	(572,105)	18,873	(414,018)	3,356	(1,768,205)	223,273
Reinvested capital gains	11,387	3,665	73,803	25,179	59,143	21,491	463,678	89,527

Net increase (decrease) in contract owners’ equity resulting from operations	(69,759)	9,475	(468,218)	71,710	(344,837)	44,303	(1,583,035)	388,680

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,777	77,223	219,830	685,503	307,624	307,597	316,438	1,107,971
Transfers between funds	130,571	8,410	483,007	88,893	256,758	146,818	(199,076)	660,998
Surrenders (note 6)	-	-	(149)	(632)	(5,112)	(73)	(40,069)	(196,002)
Death benefits (note 4)	-	-	-	-	-	-	(1,903)	-
Net policy repayments (loans) (note 5)	-	-	(62,326)	(3,126)	(73,292)	(3,129)	(236)	(5,111)
Deductions for surrender charges (note 2d)	-	(89)	(2,452)	(2,283)	(10,050)	(5,588)	(9,758)	(1,975)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,008)	(12,375)	(99,268)	(66,391)	(120,927)	(98,365)	(190,395)	(147,711)
Asset charges (note 3):	(1,114)	(544)	(4,786)	(2,817)	(3,794)	(2,551)	(7,753)	(5,602)
Adjustments to maintain reserves	(54)	22	(85)	(5)	(139)	29	(116)	30

Net equity transactions	144,172	72,647	533,771	699,142	351,068	344,738	(132,868)	1,412,598

Net change in contract owners’ equity	74,413	82,122	65,553	770,852	6,231	389,041	(1,715,903)	1,801,278
Contract owners’ equity beginning of period	168,225	86,103	1,034,702	263,850	647,029	257,988	2,892,204	1,090,926

Contract owners’ equity end of period	$242,638	168,225	1,100,255	1,034,702	653,260	647,029	1,176,301	2,892,204

CHANGES IN UNITS:
Beginning units	13,052	7,258	75,550	21,224	45,384	20,124	136,940	66,476
Units purchased	14,104	6,975	58,201	61,282	46,154	33,215	27,842	83,204
Units redeemed	(2,030)	(1,181)	(14,361)	(6,956)	(17,543)	(7,955)	(47,105)	(12,740)

Ending units	25,126	13,052	119,390	75,550	73,995	45,384	117,677	136,940

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF3		FTVFA2		FTVGI3		FTVIS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$121,076	68,696	2,927	-	74,961	18,301	74,776	24,591
Realized gain (loss) on investments	(91,847)	62,249	(388)	-	104,752	14,578	(34,762)	6,159
Change in unrealized gain (loss) on investments	(3,083,068)	193,792	(11,694)	-	(67,580)	65,061	(550,821)	(34,001)
Reinvested capital gains	467,388	148,973	2,903	-	-	-	31,311	4,561

Net increase (decrease) in contract owners’ equity resulting from operations	(2,586,451)	473,710	(6,252)	-	112,133	97,940	(479,496)	1,310

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,860,599	1,225,727	27,696	-	219,027	159,759	289,555	204,038
Transfers between funds	1,099,268	1,304,763	90,257	-	776,988	996,723	270,941	820,975
Surrenders (note 6)	(35,825)	(96,845)	-	-	(63,373)	(57,365)	(32,273)	(81)
Death benefits (note 4)	(23,995)	-	-	-	(49,325)	-	(639)	-
Net policy repayments (loans) (note 5)	(27,992)	(19,309)	-	-	(11,145)	536	11,857	17,523
Deductions for surrender charges (note 2d)	(20,374)	(9,588)	-	-	(2,096)	(7,903)	(4,022)	(40)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(520,316)	(330,340)	(2,773)	-	(132,464)	(87,644)	(131,675)	(68,383)
Asset charges (note 3):	(21,335)	(14,539)	(97)	-	(6,640)	(2,870)	(5,143)	(2,500)
Adjustments to maintain reserves	(212)	128	(16)	-	(153)	(13)	(87)	11

Net equity transactions	2,309,818	2,059,997	115,067	-	730,819	1,001,223	398,514	971,543

Net change in contract owners’ equity	(276,633)	2,533,707	108,815	-	842,952	1,099,163	(80,982)	972,853
Contract owners’ equity beginning of period	4,592,299	2,058,592	-	-	1,565,017	465,854	1,253,934	281,081

Contract owners’ equity end of period	$4,315,666	4,592,299	108,815	-	2,407,969	1,565,017	1,172,952	1,253,934

CHANGES IN UNITS:
Beginning units	290,120	150,140	-	-	126,412	41,780	107,748	25,060
Units purchased	220,012	166,136	16,763	-	73,327	97,851	54,117	88,888
Units redeemed	(52,740)	(26,156)	(415)	-	(16,605)	(13,219)	(18,585)	(6,200)

Ending units	457,392	290,120	16,348	-	183,134	126,412	143,280	107,748

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVRDI		FTVSVI		JACAS		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$32,520	40,531	32,905	12,532	149	1,181	226	-
Realized gain (loss) on investments	(29,898)	56,676	(107,764)	31,558	9,797	9,092	(1,133)	-
Change in unrealized gain (loss) on investments	(496,277)	(165,884)	(948,052)	(236,628)	(847,220)	162,984	(8,335)	-
Reinvested capital gains	12,035	22,969	178,001	95,889	-	-	1,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	(481,620)	(45,708)	(844,910)	(96,649)	(837,274)	173,257	(8,067)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	352,850	509,889	481,598	477,734	180,633	747,758	20,917	-
Transfers between funds	(147,560)	(193,913)	330,169	859,633	865,227	246,229	2,375	21,146
Surrenders (note 6)	(5,642)	(2,543)	(53,231)	(97,497)	(19,193)	(516)	-	-
Death benefits (note 4)	-	-	(7,584)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,626)	8,095	1,994	3,380	(6,168)	(169)	-	-
Deductions for surrender charges (note 2d)	(6,492)	(2,208)	(7,763)	(4,570)	(1,690)	(1,495)	(45)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,796)	(138,997)	(171,074)	(139,804)	(112,096)	(33,969)	(3,041)	-
Asset charges (note 3):	(6,165)	(6,817)	(8,646)	(6,728)	(4,579)	(1,195)	(94)	-
Adjustments to maintain reserves	(64)	(6)	(104)	(1)	(122)	42	(9)	2

Net equity transactions	55,505	173,500	565,359	1,092,147	902,012	956,685	20,103	21,148

Net change in contract owners’ equity	(426,115)	127,792	(279,551)	995,498	64,738	1,129,942	12,036	21,148
Contract owners’ equity beginning of period	1,697,355	1,569,563	2,093,439	1,097,941	1,176,969	47,027	21,148	-

Contract owners’ equity end of period	$1,271,240	1,697,355	1,813,888	2,093,439	1,241,707	1,176,969	33,184	21,148

CHANGES IN UNITS:
Beginning units	140,928	127,172	163,626	83,984	81,474	4,448	2,104	-
Units purchased	33,216	41,634	74,098	98,324	85,839	80,235	3,537	2,104
Units redeemed	(29,672)	(27,878)	(26,530)	(18,682)	(12,970)	(3,209)	(463)	-

Ending units	144,472	140,928	211,194	163,626	154,343	81,474	5,178	2,104

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS2		AMTB		MIGIC		MVFIC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$120,787	10,020	150,175	83,531	4,958	2,831	25,567	9,888
Realized gain (loss) on investments	(139,390)	131,363	(31,788)	13,133	(18,059)	17,117	(160,312)	48,551
Change in unrealized gain (loss) on investments	(3,592,173)	390,770	(564,920)	27,372	(398,208)	74,317	(1,019,730)	(16,020)
Reinvested capital gains	647,764	-	-	-	40,522	-	86,269	16,934

Net increase (decrease) in contract owners’ equity resulting from operations	(2,963,012)	532,153	(446,533)	124,036	(370,787)	94,265	(1,068,206)	59,353

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,081,101	1,354,690	728,071	1,139,205	202,854	280,541	343,855	467,373
Transfers between funds	1,785,003	672,598	(359,335)	477,425	(120,539)	(74,483)	724,954	1,561,000
Surrenders (note 6)	(13,892)	(38,936)	(28,634)	(60,508)	(309)	(782)	(8,461)	(150,399)
Death benefits (note 4)	-	-	(409)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,163)	(3,528)	(23,373)	18,310	(1,822)	17,064	(28,038)	(889)
Deductions for surrender charges (note 2d)	(8,253)	(2,258)	(11,683)	(13,669)	(3,801)	(4,385)	(5,774)	(197)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(391,017)	(172,549)	(296,279)	(228,863)	(71,416)	(81,435)	(145,075)	(95,360)
Asset charges (note 3):	(15,361)	(7,367)	(12,813)	(11,170)	(3,798)	(4,255)	(8,733)	(5,052)
Adjustments to maintain reserves	(63)	(145)	(152)	60	(49)	15	(65)	3

Net equity transactions	2,426,355	1,802,505	(4,607)	1,320,790	1,120	132,280	872,663	1,776,479

Net change in contract owners’ equity	(536,657)	2,334,658	(451,140)	1,444,826	(369,667)	226,545	(195,543)	1,835,832
Contract owners’ equity beginning of period	3,509,388	1,174,730	3,403,345	1,958,519	979,078	752,533	2,576,877	741,045

Contract owners’ equity end of period	$2,972,731	3,509,388	2,952,205	3,403,345	609,411	979,078	2,381,334	2,576,877

CHANGES IN UNITS:
Beginning units	235,628	101,016	307,062	185,136	77,232	66,104	184,058	57,116
Units purchased	232,276	155,309	89,570	175,820	18,707	25,080	90,794	134,436
Units redeemed	(50,262)	(20,697)	(88,957)	(53,894)	(19,789)	(13,952)	(22,559)	(7,494)

Ending units	417,642	235,628	307,675	307,062	76,150	77,232	252,293	184,058

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,911	9,769	51,426	21,488	32,658	20,091	74,944	15,522
Realized gain (loss) on investments	(5,498)	5,084	(14,881)	518	(17,450)	14,448	(121,869)	104,943
Change in unrealized gain (loss) on investments	(261,718)	(4,898)	(130,386)	(16,139)	(581,240)	41,570	(2,055,353)	(12,136)
Reinvested capital gains	8,747	160	656	-	39,327	-	218,384	386

Net increase (decrease) in contract owners’ equity resulting from operations	(237,558)	10,115	(93,185)	5,867	(526,705)	76,109	(1,883,894)	108,715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	155,410	112,408	191,793	70,982	230,072	237,024	677,680	741,122
Transfers between funds	305,417	290,541	420,235	300,953	353,003	452,735	894,200	1,905,383
Surrenders (note 6)	-	-	(621)	-	(26,524)	(83,838)	(46,519)	(63,699)
Death benefits (note 4)	-	-	-	-	(2,152)	-	-	-
Net policy repayments (loans) (note 5)	2,728	1,546	(103)	(35)	(5,861)	681	(12,124)	(7,416)
Deductions for surrender charges (note 2d)	(1,129)	-	(211)	-	(6,686)	(948)	(6,663)	(1,994)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,274)	(42,985)	(74,256)	(24,904)	(81,375)	(42,319)	(293,125)	(151,161)
Asset charges (note 3):	(2,887)	(1,280)	(2,767)	(871)	(3,643)	(2,158)	(12,387)	(6,284)
Adjustments to maintain reserves	(80)	3	(96)	24	(74)	6	(92)	1

Net equity transactions	379,185	360,233	533,974	346,149	456,760	561,183	1,200,970	2,415,952

Net change in contract owners’ equity	141,627	370,348	440,789	352,016	(69,945)	637,292	(682,924)	2,524,667
Contract owners’ equity beginning of period	548,613	178,265	467,943	115,927	974,004	336,712	3,270,719	746,052

Contract owners’ equity end of period	$690,240	548,613	908,732	467,943	904,059	974,004	2,587,795	3,270,719

CHANGES IN UNITS:
Beginning units	48,960	16,886	43,116	11,000	78,552	31,056	282,016	71,982
Units purchased	48,299	36,339	57,285	34,529	53,877	51,649	155,002	224,978
Units redeemed	(9,542)	(4,265)	(7,500)	(2,413)	(13,611)	(4,153)	(37,052)	(14,944)

Ending units	87,717	48,960	92,901	43,116	118,818	78,552	399,966	282,016

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGI2		NVCRA1		NVCRB1		NVCCA1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,451	581	1,852	-	1,023	-	3,451	-
Realized gain (loss) on investments	(9,096)	(9,160)	(28,286)	-	(450)	-	(24,709)	-
Change in unrealized gain (loss) on investments	(116,249)	(1,182)	(45,471)	-	(2,521)	-	(29,254)	-
Reinvested capital gains	98	-	2,916	-	628	-	3,143	-

Net increase (decrease) in contract owners’ equity resulting from operations	(116,796)	(9,761)	(68,989)	-	(1,320)	-	(47,369)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,144	25,263	27,003	-	43,997	-	68,013	-
Transfers between funds	350,303	38,842	211,919	-	94,872	-	362,343	-
Surrenders (note 6)	(1)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(105)	(5)	-	-	-	-	(3,528)	-
Deductions for surrender charges (note 2d)	(122)	(19)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,527)	(4,268)	(8,657)	-	(2,551)	-	(16,984)	-
Asset charges (note 3):	(990)	(122)	(369)	-	(139)	-	(552)	-
Adjustments to maintain reserves	(63)	66	(13)	-	-	-	(15)	-

Net equity transactions	391,639	59,757	229,883	-	136,179	-	409,277	-

Net change in contract owners’ equity	274,843	49,996	160,894	-	134,859	-	361,908	-
Contract owners’ equity beginning of period	49,996	-	-	-	-	-	-	-

Contract owners’ equity end of period	$324,839	49,996	160,894	-	134,859	-	361,908	-

CHANGES IN UNITS:
Beginning units	5,054	-	-	-	-	-	-	-
Units purchased	51,670	7,776	26,402	-	17,198	-	52,559	-
Units redeemed	(3,706)	(2,722)	(1,325)	-	(345)	-	(2,734)	-

Ending units	53,018	5,054	25,077	-	16,853	-	49,825	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCN1		NVCMD1		NVCMA1		NVCMC1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$278	-	6,950	-	20,721	-	1,277	-
Realized gain (loss) on investments	(349)	-	(13,664)	-	(84,662)	-	(11,427)	-
Change in unrealized gain (loss) on investments	(525)	-	(23,969)	-	(444,470)	-	(1,376)	-
Reinvested capital gains	50	-	5,980	-	24,245	-	284	-

Net increase (decrease) in contract owners’ equity resulting from operations	(546)	-	(24,703)	-	(484,166)	-	(11,242)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,164	-	134,728	-	370,843	-	9,243	-
Transfers between funds	27,997	-	886,190	-	2,423,380	-	101,007	-
Surrenders (note 6)	-	-	(13)	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(383)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(527)	-	(17,874)	-	(134,800)	-	(2,765)	-
Asset charges (note 3):	(29)	-	(711)	-	(2,872)	-	(173)	-
Adjustments to maintain reserves	(12)	-	(26)	-	(14)	-	(7)	-

Net equity transactions	29,593	-	1,001,911	-	2,656,537	-	107,305	-

Net change in contract owners’ equity	29,047	-	977,208	-	2,172,371	-	96,063	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$29,047	-	977,208	-	2,172,371	-	96,063	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	3,240	-	130,536	-	333,631	-	11,806	-
Units redeemed	(63)	-	(2,410)	-	(18,654)	-	(337)	-

Ending units	3,177	-	128,126	-	314,977	-	11,469	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD1		HIBF3		GEM3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,755	-	173,666	75,655	31,856	14,722	230	-
Realized gain (loss) on investments	(210)	-	(168,163)	(291)	(223,175)	157,236	(2,660)	-
Change in unrealized gain (loss) on investments	(1,224)	-	(485,510)	(53,902)	(2,443,466)	300,985	(8,264)	-
Reinvested capital gains	-	-	-	-	582,796	204,878	2,715	-

Net increase (decrease) in contract owners’ equity resulting from operations	321	-	(480,007)	21,462	(2,051,989)	677,821	(7,979)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	738	-	281,715	180,766	654,754	797,820	234	-
Transfers between funds	110,368	-	324,259	1,188,098	100,093	1,154,110	26,622	-
Surrenders (note 6)	(76)	-	(38,922)	(127)	(110,406)	(513,747)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(16,400)	(8,708)	(13,611)	(27,687)	-	-
Deductions for surrender charges (note 2d)	-	-	(3,511)	(1,171)	(23,596)	(12,149)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,029)	-	(105,104)	(57,508)	(236,968)	(210,378)	(878)	-
Asset charges (note 3):	(82)	-	(6,819)	(3,060)	(10,028)	(8,205)	(48)	-
Adjustments to maintain reserves	(18)	-	(75)	5	169	54	(6)	-

Net equity transactions	109,901	-	435,143	1,298,295	360,407	1,179,818	25,924	-

Net change in contract owners’ equity	110,222	-	(44,864)	1,319,757	(1,691,582)	1,857,639	17,945	-
Contract owners’ equity beginning of period	-	-	1,777,330	457,573	3,142,188	1,284,549	-	-

Contract owners’ equity end of period	$110,222	-	1,732,466	1,777,330	1,450,606	3,142,188	17,945	-

CHANGES IN UNITS:
Beginning units	-	-	147,776	39,250	118,462	70,486	-	-
Units purchased	11,202	-	67,662	114,463	52,523	60,138	3,411	-
Units redeemed	(119)	-	(15,103)	(5,937)	(41,303)	(12,162)	(153)	-

Ending units	11,083	-	200,335	147,776	129,682	118,462	3,258	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GVGHS		GVIX6		GVIDA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$224,920	126,293	1,776	514	10,078	3,093	96,631	79,081
Realized gain (loss) on investments	44,611	(3,282)	(21,826)	29,488	(62,194)	4,747	(201,507)	52,688
Change in unrealized gain (loss) on investments	144,047	79,319	(213,318)	23,707	(227,085)	(4,275)	(2,723,250)	(86,141)
Reinvested capital gains	-	-	51,807	12,097	759	159	836,368	120,233

Net increase (decrease) in contract owners’ equity resulting from operations	413,578	202,330	(181,561)	65,806	(278,442)	3,724	(1,991,758)	165,861

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,285,613	1,017,124	100,460	326,633	50,089	14,911	1,643,367	1,384,401
Transfers between funds	2,205,311	1,030,682	(21,456)	29,346	109,791	495,247	(38,914)	1,203,482
Surrenders (note 6)	(67,392)	(7,723)	(4,042)	(234)	(20,234)	(3)	(113,624)	(3,600)
Death benefits (note 4)	(457)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(307,950)	(16,145)	(1,280)	(1,009)	(5,889)	-	(40,351)	(21,249)
Deductions for surrender charges (note 2d)	(18,970)	(12,482)	(952)	(226)	(848)	-	(62,359)	(9,346)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(504,386)	(246,493)	(63,407)	(52,954)	(16,811)	(6,397)	(567,641)	(468,382)
Asset charges (note 3):	(20,863)	(10,930)	(2,169)	(2,204)	(1,542)	(529)	(20,274)	(17,293)
Adjustments to maintain reserves	(70)	107	(103)	1	(53)	(1)	(88)	(13)

Net equity transactions	2,570,836	1,754,140	7,051	299,353	114,503	503,228	800,116	2,068,000

Net change in contract owners’ equity	2,984,414	1,956,470	(174,510)	365,159	(163,939)	506,952	(1,191,642)	2,233,861
Contract owners’ equity beginning of period	3,716,435	1,759,965	683,443	318,284	533,512	26,560	4,741,702	2,507,841

Contract owners’ equity end of period	$6,700,849	3,716,435	508,933	683,443	369,573	533,512	3,550,060	4,741,702

CHANGES IN UNITS:
Beginning units	326,118	165,492	54,712	28,850	44,394	2,420	347,696	194,850
Units purchased	295,949	187,942	11,991	30,666	12,401	43,369	169,045	193,343
Units redeemed	(76,201)	(27,316)	(12,212)	(4,804)	(2,741)	(1,395)	(104,571)	(40,497)

Ending units	545,866	326,118	54,491	54,712	54,054	44,394	412,170	347,696

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDC		GVIDM		GVDMA		GVDMC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$19,384	13,718	330,871	257,450	387,616	280,097	28,835	24,075
Realized gain (loss) on investments	(9,359)	2,518	(142,278)	104,402	(460,075)	134,224	(52,841)	10,981
Change in unrealized gain (loss) on investments	(54,112)	(5,383)	(4,067,573)	(68,350)	(7,241,311)	(102,616)	(170,593)	(11,414)
Reinvested capital gains	10,407	8,167	978,723	139,491	1,677,859	219,079	48,721	19,420

Net increase (decrease) in contract owners’ equity resulting from operations	(33,680)	19,020	(2,900,257)	432,993	(5,635,911)	530,784	(145,878)	43,062

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	155,266	87,438	3,190,612	3,338,552	5,231,883	4,024,271	468,446	309,295
Transfers between funds	124,357	157,986	(15,765)	1,866,420	1,963,389	4,268,943	15,782	(21,028)
Surrenders (note 6)	(5,045)	(844)	(152,072)	(13,162)	(669,391)	(231,835)	(179,549)	(8,120)
Death benefits (note 4)	-	-	-	(97,721)	-	(101,979)	-	-
Net policy repayments (loans) (note 5)	(20,193)	(2,285)	(56,441)	(93,191)	(71,062)	38,077	50,881	(59,250)
Deductions for surrender charges (note 2d)	(2,346)	(1,270)	(59,955)	(14,674)	(228,446)	(98,409)	(61,380)	(5,126)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,352)	(49,679)	(974,849)	(806,168)	(1,939,446)	(1,371,567)	(170,568)	(145,345)
Asset charges (note 3):	(2,751)	(1,906)	(38,761)	(29,892)	(70,311)	(52,704)	(4,046)	(3,543)
Adjustments to maintain reserves	(73)	(28)	(37)	6	361	24	(79)	8

Net equity transactions	179,863	189,412	1,892,732	4,150,170	4,216,977	6,474,821	119,487	66,891

Net change in contract owners’ equity	146,183	208,432	(1,007,525)	4,583,163	(1,418,934)	7,005,605	(26,391)	109,953
Contract owners’ equity beginning of period	470,032	261,600	11,652,183	7,069,020	15,109,137	8,103,532	847,373	737,420

Contract owners’ equity end of period	$616,215	470,032	10,644,658	11,652,183	13,690,203	15,109,137	820,982	847,373

CHANGES IN UNITS:
Beginning units	40,552	23,784	929,278	595,670	1,141,464	649,858	70,206	64,676
Units purchased	25,062	27,179	394,932	457,497	741,280	639,721	49,035	30,182
Units redeemed	(9,043)	(10,411)	(218,907)	(123,889)	(375,278)	(148,115)	(39,177)	(24,652)

Ending units	56,571	40,552	1,105,303	929,278	1,507,466	1,141,464	80,064	70,206

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP1		SGRF		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$118	-	-	-	17,247	13,622	234,037	396,769
Realized gain (loss) on investments	6	-	(281,607)	34,009	(68,282)	12,385	-	-
Change in unrealized gain (loss) on investments	350	-	(549,322)	175,359	(637,374)	(15,341)	-	-
Reinvested capital gains	-	-	-	-	95,810	25,152	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	474	-	(830,929)	209,368	(592,599)	35,818	234,037	396,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,806	-	693,411	1,048,078	289,983	397,153	35,027,541	53,604,109
Transfers between funds	3,179	-	(2,987,883)	1,265,107	127,896	432,640	(23,400,913)	(49,370,254)
Surrenders (note 6)	-	-	(16,900)	(63,908)	(22,713)	(8,193)	(3,723,433)	(368,156)
Death benefits (note 4)	-	-	-	-	-	-	(28,739)	-
Net policy repayments (loans) (note 5)	-	-	(17,510)	(18,646)	(6,361)	(6,398)	(1,284,921)	(521,276)
Deductions for surrender charges (note 2d)	-	-	(12,965)	(18,387)	(5,325)	(1,385)	(292,849)	(33,510)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(186)	-	(228,734)	(299,683)	(107,509)	(100,048)	(1,822,845)	(1,497,644)
Asset charges (note 3):	(7)	-	(9,683)	(13,114)	(5,039)	(3,993)	(68,572)	(54,129)
Adjustments to maintain reserves	(5)	-	(256)	63	(92)	(13)	(361)	(809)

Net equity transactions	8,787	-	(2,580,520)	1,899,510	270,840	709,763	4,404,908	1,758,331

Net change in contract owners’ equity	9,261	-	(3,411,449)	2,108,878	(321,759)	745,581	4,638,945	2,155,100
Contract owners’ equity beginning of period	-	-	3,927,498	1,818,620	1,373,900	628,319	9,196,549	7,041,449

Contract owners’ equity end of period	$9,261	-	516,049	3,927,498	1,052,141	1,373,900	13,835,494	9,196,549

CHANGES IN UNITS:
Beginning units	-	-	291,816	147,306	101,070	49,716	817,742	656,122
Units purchased	955	-	81,761	175,949	40,694	60,257	4,017,270	4,968,597
Units redeemed	(24)	-	(302,425)	(31,439)	(19,947)	(8,903)	(3,629,539)	(4,806,977)

Ending units	931	-	71,152	291,816	121,817	101,070	1,205,473	817,742

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIV3		NVMLG1		NVMLV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,335	-	54,945	81,684	20	-	8	-
Realized gain (loss) on investments	(62,957)	-	(118,684)	50,299	(1,138)	-	(990)	-
Change in unrealized gain (loss) on investments	(1,515,639)	-	(2,238,782)	(342,979)	(1,702)	-	(172)	-
Reinvested capital gains	-	-	485,298	252,441	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,575,261)	-	(1,817,223)	41,445	(2,820)	-	(1,154)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	696,424	-	974,455	1,322,825	23,612	-	11,124	-
Transfers between funds	4,478,107	-	(824,328)	1,306,058	(10,952)	-	(8,761)	-
Surrenders (note 6)	(17,835)	-	(18,455)	(256,690)	-	-	-	-
Death benefits (note 4)	(200)	-	(97)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,160)	-	(57,414)	(9,263)	(3)	-	(3)	-
Deductions for surrender charges (note 2d)	(9,287)	-	(11,690)	(22,102)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232,387)	-	(303,774)	(353,352)	(1,064)	-	(273)	-
Asset charges (note 3):	(8,722)	-	(13,062)	(15,932)	(25)	-	-	-
Adjustments to maintain reserves	(33)	-	(230)	31	(29)	-	(18)	-

Net equity transactions	4,899,907	-	(254,595)	1,971,575	11,539	-	2,069	-

Net change in contract owners’ equity	3,324,646	-	(2,071,818)	2,013,020	8,719	-	915	-
Contract owners’ equity beginning of period	-	-	4,453,397	2,440,377	-	-	-	-

Contract owners’ equity end of period	$3,324,646	-	2,381,579	4,453,397	8,719	-	915	-

CHANGES IN UNITS:
Beginning units	-	-	307,790	173,608	-	-	-	-
Units purchased	579,440	-	104,865	168,487	3,245	-	1,268	-
Units redeemed	(38,001)	-	(105,953)	(34,305)	(1,875)	-	(1,124)	-

Ending units	541,439	-	306,702	307,790	1,370	-	144	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG1		NVMMV2		SCGF		SCVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	24,520	-	-	-	11,069	7,850
Realized gain (loss) on investments	(17,064)	-	(38,162)	-	(61,798)	4,348	(76,548)	(1,756)
Change in unrealized gain (loss) on investments	(570,667)	-	(968,204)	-	(333,386)	29,242	(381,259)	(158,201)
Reinvested capital gains	-	-	-	-	-	-	-	96,863

Net increase (decrease) in contract owners’ equity resulting from operations	(587,731)	-	(981,846)	-	(395,184)	33,590	(446,738)	(55,244)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	226,757	-	536,477	-	115,118	119,711	843,582	172,643
Transfers between funds	1,538,787	-	3,239,389	-	147,363	238,343	89,435	255,491
Surrenders (note 6)	(4,889)	-	(13,166)	-	(1,095)	(57)	(25,108)	(33,278)
Death benefits (note 4)	(96)	-	(165)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,970)	-	(4,838)	-	2,660	9,821	(2,169)	(1,480)
Deductions for surrender charges (note 2d)	(2,797)	-	(7,426)	-	(2,458)	(3,423)	(6,692)	(1,683)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,777)	-	(182,293)	-	(45,723)	(41,790)	(57,357)	(48,951)
Asset charges (note 3):	(2,878)	-	(6,887)	-	(2,470)	(2,035)	(3,196)	(2,548)
Adjustments to maintain reserves	(17)	-	(37)	-	(81)	(3)	(66)	(12)

Net equity transactions	1,677,120	-	3,561,054	-	213,314	320,567	838,429	340,182

Net change in contract owners’ equity	1,089,389	-	2,579,208	-	(181,870)	354,157	391,691	284,938
Contract owners’ equity beginning of period	-	-	-	-	728,921	374,764	703,531	418,593

Contract owners’ equity end of period	$1,089,389	-	2,579,208	-	547,051	728,921	1,095,222	703,531

CHANGES IN UNITS:
Beginning units	-	-	-	-	57,310	32,338	59,678	33,060
Units purchased	185,007	-	408,985	-	28,853	30,200	87,262	32,758
Units redeemed	(11,530)	-	(27,327)	-	(5,891)	(5,228)	(10,012)	(6,140)

Ending units	173,477	-	381,658	-	80,272	57,310	136,928	59,678

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF		TRF		NVNMO1		NVNSR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$17,258	1,950	72,406	45,333	-	-	10,029	-
Realized gain (loss) on investments	(89,751)	14,231	(86,321)	27,501	(3)	-	(48,621)	-
Change in unrealized gain (loss) on investments	(1,216,488)	(231,497)	(3,374,395)	2,572	(166)	-	(1,567,526)	-
Reinvested capital gains	419,900	234,198	856,069	185,556	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(869,081)	18,882	(2,532,241)	260,962	(169)	-	(1,606,118)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	471,968	494,081	1,650,569	1,457,566	1,163	-	417,192	-
Transfers between funds	113,640	(49,039)	294,988	1,195,686	1,357	-	4,882,664	-
Surrenders (note 6)	(13,456)	(59,848)	(45,273)	(38,613)	-	-	(12,223)	-
Death benefits (note 4)	(2,060)	-	(317)	-	-	-	(313)	-
Net policy repayments (loans) (note 5)	(16,501)	19,258	(34,566)	(23,029)	-	-	(5,857)	-
Deductions for surrender charges (note 2d)	(6,238)	(5,898)	(22,090)	(16,869)	-	-	(5,708)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,437)	(180,930)	(551,788)	(407,263)	(36)	-	(193,939)	-
Asset charges (note 3):	(8,359)	(7,982)	(22,024)	(17,371)	(2)	-	(7,192)	-
Adjustments to maintain reserves	(166)	11	(343)	137	(2)	-	(37)	-

Net equity transactions	343,391	209,653	1,269,156	2,150,244	2,480	-	5,074,587	-

Net change in contract owners’ equity	(525,690)	228,535	(1,263,085)	2,411,206	2,311	-	3,468,469	-
Contract owners’ equity beginning of period	2,048,865	1,820,330	5,157,845	2,746,639	-	-	-	-

Contract owners’ equity end of period	$1,523,175	2,048,865	3,894,760	5,157,845	2,311	-	3,468,469	-

CHANGES IN UNITS:
Beginning units	155,600	141,192	386,326	222,556	-	-	-	-
Units purchased	58,709	54,757	185,038	202,377	455	-	593,027	-
Units redeemed	(27,166)	(40,349)	(72,234)	(38,607)	(9)	-	(31,472)	-

Ending units	187,143	155,600	499,130	386,326	446	-	561,555	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVSTB2		GGTC3		GVUG1		EIF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$851	-	-	-	-	-	75,883	81,588
Realized gain (loss) on investments	(61)	-	(95,425)	37,826	(12,924)	3,948	(585,381)	68,963
Change in unrealized gain (loss) on investments	(981)	-	(153,809)	(10,916)	(300,037)	60,821	(1,098,700)	(554,562)
Reinvested capital gains	-	-	49,750	-	91,812	-	48,953	246,526

Net increase (decrease) in contract owners’ equity resulting from operations	(191)	-	(199,484)	26,910	(221,149)	64,769	(1,559,245)	(157,485)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,677	-	71,295	71,887	79,976	243,575	1,029,865	1,552,618
Transfers between funds	55,817	-	13,364	184,663	41,466	255,492	(2,127,569)	1,030,741
Surrenders (note 6)	-	-	(5,766)	(522,033)	(4,755)	(234,128)	(48,111)	(56,007)
Death benefits (note 4)	-	-	-	-	-	-	(64)	-
Net policy repayments (loans) (note 5)	-	-	2,110	(12,877)	(3,696)	(1,341)	(35,491)	(7,929)
Deductions for surrender charges (note 2d)	-	-	(2,565)	(1,157)	(2,958)	(581)	(16,544)	(12,394)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,613)	-	(28,641)	(27,212)	(48,272)	(41,130)	(352,715)	(413,150)
Asset charges (note 3):	(119)	-	(1,257)	(977)	(1,841)	(1,574)	(16,304)	(19,330)
Adjustments to maintain reserves	(9)	-	(76)	(9)	(73)	(4)	(332)	(92)

Net equity transactions	64,753	-	48,464	(307,715)	59,847	220,309	(1,567,265)	2,074,457

Net change in contract owners’ equity	64,562	-	(151,020)	(280,805)	(161,302)	285,078	(3,126,510)	1,916,972
Contract owners’ equity beginning of period	-	-	364,409	645,214	483,430	198,352	5,339,905	3,422,933

Contract owners’ equity end of period	$64,562	-	213,389	364,409	322,128	483,430	2,213,395	5,339,905

CHANGES IN UNITS:
Beginning units	-	-	22,160	47,156	34,344	17,260	443,340	277,886
Units purchased	6,668	-	10,191	13,010	11,163	20,561	123,008	207,847
Units redeemed	(175)	-	(7,112)	(38,006)	(6,527)	(3,477)	(274,704)	(42,393)

Ending units	6,493	-	25,239	22,160	38,980	34,344	291,644	443,340

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		AMINS		AMRS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$135,618	38,893	3,035	-	18	71,574	4,029	1,607
Realized gain (loss) on investments	(112,508)	440	(1,700)	-	(596,763)	106,853	(8,067)	13,810
Change in unrealized gain (loss) on investments	(413,162)	1,950	(37,161)	-	(81,870)	(413,059)	(219,997)	(7,715)
Reinvested capital gains	48,008	26	-	-	60	252,720	876	10,426

Net increase (decrease) in contract owners’ equity resulting from operations	(342,044)	41,309	(35,826)	-	(678,555)	18,088	(223,159)	18,128

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	128,306	154,275	35,599	-	879,639	1,248,629	76,802	114,193
Transfers between funds	381,890	1,282,668	108,293	-	(3,917,366)	1,017,818	(2,663)	5,235
Surrenders (note 6)	(103,324)	(26,700)	-	-	(18,911)	(35,054)	(1,359)	(46,123)
Death benefits (note 4)	(52,888)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,380)	(4,630)	-	-	(22,296)	(17,970)	463	(1,747)
Deductions for surrender charges (note 2d)	(9,675)	(3,387)	-	-	(10,882)	(10,305)	(2,188)	(714)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88,666)	(44,510)	(2,462)	-	(270,770)	(349,317)	(35,153)	(36,220)
Asset charges (note 3):	(6,623)	(2,763)	(102)	-	(11,313)	(14,784)	(1,656)	(1,672)
Adjustments to maintain reserves	(81)	10	(2)	-	(653)	(2,686)	(72)	18

Net equity transactions	233,559	1,354,963	141,326	-	(3,372,552)	1,836,331	34,174	32,970

Net change in contract owners’ equity	(108,485)	1,396,272	105,500	-	(4,051,107)	1,854,419	(188,985)	51,098
Contract owners’ equity beginning of period	1,704,968	308,696	-	-	4,402,791	2,548,372	466,073	414,975

Contract owners’ equity end of period	$1,596,483	1,704,968	105,500	-	351,684	4,402,791	277,088	466,073

CHANGES IN UNITS:
Beginning units	151,972	28,788	-	-	294,064	175,676	34,958	32,076
Units purchased	49,915	130,672	19,079	-	83,880	151,271	9,386	13,210
Units redeemed	(29,835)	(7,488)	(396)	-	(334,091)	(32,883)	(5,895)	(10,328)

Ending units	172,052	151,972	18,683	-	43,853	294,064	38,449	34,958

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMFAS		AMSRS		OVGR		OVGS3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	14,967	4,682	1,626	2,062	27,057	21,931
Realized gain (loss) on investments	(25,247)	2,199	(116,020)	56,061	(30,212)	29,086	(72,252)	38,674
Change in unrealized gain (loss) on investments	(39,085)	(6,420)	(785,473)	200,731	(708,182)	94,260	(1,077,198)	(34,925)
Reinvested capital gains	3,831	1,192	51,174	17,611	-	-	119,117	79,846

Net increase (decrease) in contract owners’ equity resulting from operations	(60,501)	(3,029)	(835,352)	279,085	(736,768)	125,408	(1,003,276)	105,526

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,644	25,955	1,251,973	1,726,905	315,693	452,295	930,282	497,150
Transfers between funds	16,550	16,565	(5,944,593)	1,857,111	194,576	231,539	(1,685)	405,371
Surrenders (note 6)	(45,990)	-	(45,285)	(24,713)	(8,972)	(211,010)	(46,617)	(160,738)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1)	(370)	(27,508)	(37,258)	(12,437)	(5,401)	(7,866)	(7,133)
Deductions for surrender charges (note 2d)	(986)	(309)	(16,565)	(16,289)	(13,496)	(7,963)	(20,615)	(3,957)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,394)	(10,696)	(376,460)	(470,714)	(130,276)	(120,383)	(240,841)	(223,884)
Asset charges (note 3):	(542)	(500)	(16,376)	(20,759)	(5,524)	(4,868)	(8,912)	(8,753)
Adjustments to maintain reserves	(49)	20	(344)	129	(59)	4	(142)	3

Net equity transactions	(18,768)	30,665	(5,175,158)	3,014,412	339,505	334,213	603,604	498,059

Net change in contract owners’ equity	(79,269)	27,636	(6,010,510)	3,293,497	(397,263)	459,621	(399,672)	603,585
Contract owners’ equity beginning of period	154,305	126,669	6,500,871	3,207,374	1,367,052	907,431	2,114,039	1,510,454

Contract owners’ equity end of period	$75,036	154,305	490,361	6,500,871	969,789	1,367,052	1,714,367	2,114,039

CHANGES IN UNITS:
Beginning units	13,816	11,400	480,500	255,116	103,734	78,600	140,074	106,424
Units purchased	3,482	7,629	120,401	268,470	54,274	46,890	88,217	50,895
Units redeemed	(6,198)	(5,213)	(541,051)	(43,086)	(22,939)	(21,756)	(38,358)	(17,245)

Ending units	11,100	13,816	59,850	480,500	135,069	103,734	189,933	140,074

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHI3		OVHI		OVSC		OVGI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$21,592	-	14,298	24,409	14,999	5,517	73,480	35,324
Realized gain (loss) on investments	(27,481)	(301)	(12,692)	(2,376)	(124,205)	20,659	(119,671)	124,511
Change in unrealized gain (loss) on investments	(256,840)	(6,849)	(169,306)	(19,851)	(1,303,810)	(157,715)	(2,705,328)	(40,072)
Reinvested capital gains	-	-	-	-	166,547	58,836	319,278	-

Net increase (decrease) in contract owners’ equity resulting from operations	(262,729)	(7,150)	(167,700)	2,182	(1,246,469)	(72,703)	(2,432,241)	119,763

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	119,502	94,176	(36)	54,721	949,886	657,750	1,564,313	1,485,877
Transfers between funds	52,654	235,552	(20,355)	(91,147)	518,109	598,213	243,414	728,416
Surrenders (note 6)	(47,392)	(57)	(4,076)	-	(18,637)	(191,026)	(41,770)	(14,048)
Death benefits (note 4)	(801)	-	-	-	(94)	-	(264)	-
Net policy repayments (loans) (note 5)	(4,137)	(1,091)	(2,611)	(542)	(18,944)	(6,703)	(30,616)	(23,636)
Deductions for surrender charges (note 2d)	(9,415)	(176)	(1,174)	(1,263)	(11,373)	(7,493)	(22,987)	(17,624)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,485)	(12,229)	(17,943)	(34,652)	(328,364)	(207,057)	(556,861)	(425,147)
Asset charges (note 3):	(1,504)	(537)	(900)	(1,571)	(13,180)	(8,544)	(22,454)	(18,370)
Adjustments to maintain reserves	(75)	46	(82)	9	(149)	(33)	(345)	104

Net equity transactions	72,347	315,684	(47,177)	(74,445)	1,077,254	835,107	1,132,430	1,715,572

Net change in contract owners’ equity	(190,382)	308,534	(214,877)	(72,263)	(169,215)	762,404	(1,299,811)	1,835,335
Contract owners’ equity beginning of period	308,534	-	257,937	330,200	2,364,385	1,601,981	5,423,593	3,588,258

Contract owners’ equity end of period	$118,152	308,534	43,060	257,937	2,195,170	2,364,385	4,123,782	5,423,593

CHANGES IN UNITS:
Beginning units	31,936	-	22,958	29,360	182,024	121,838	420,354	290,410
Units purchased	38,508	33,439	84	5,769	125,991	81,569	178,602	193,571
Units redeemed	(12,509)	(1,503)	(5,072)	(12,171)	(36,192)	(21,383)	(79,521)	(63,627)

Ending units	57,935	31,936	17,970	22,958	271,823	182,024	519,435	420,354

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVGIB		PVTVB		TRBCG2		TREI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$133	94	-	-	4,558	2,385	50,123	23,876
Realized gain (loss) on investments	(203)	75	(103)	77	(130,744)	63,927	(140,144)	28,843
Change in unrealized gain (loss) on investments	(3,918)	(1,472)	(1,212)	108	(1,904,923)	129,866	(978,405)	(180,771)
Reinvested capital gains	1,143	1,078	-	-	-	-	56,171	124,062

Net increase (decrease) in contract owners’ equity resulting from operations	(2,845)	(225)	(1,315)	185	(2,031,109)	196,178	(1,012,255)	(3,990)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,600	2,611	228	291	1,172,002	838,765	375,124	394,228
Transfers between funds	-	(1,880)	(234)	161	1,647,338	1,616,811	415,094	1,328,251
Surrenders (note 6)	-	-	-	(2)	(33,268)	(208,477)	(42,491)	(40,512)
Death benefits (note 4)	-	-	-	-	(31,474)	-	(1,218)	-
Net policy repayments (loans) (note 5)	-	-	-	-	(84,029)	10,483	3,512	6,460
Deductions for surrender charges (note 2d)	-	-	-	(191)	(24,828)	(7,789)	(4,328)	(960)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(214)	(318)	(182)	(236)	(394,395)	(218,314)	(185,122)	(114,937)
Asset charges (note 3):	(31)	(39)	(19)	(21)	(15,445)	(8,393)	(8,484)	(5,536)
Adjustments to maintain reserves	(9)	(9)	(24)	18	(180)	76	(219)	13

Net equity transactions	2,346	365	(231)	20	2,235,721	2,023,162	551,868	1,567,007

Net change in contract owners’ equity	(499)	140	(1,546)	205	204,612	2,219,340	(460,387)	1,563,017
Contract owners’ equity beginning of period	5,495	5,355	3,484	3,279	2,831,234	611,894	2,371,981	808,964

Contract owners’ equity end of period	$4,996	5,495	1,938	3,484	3,035,846	2,831,234	1,911,594	2,371,981

CHANGES IN UNITS:
Beginning units	474	434	292	290	203,460	49,464	182,422	64,100
Units purchased	258	213	24	40	237,160	174,736	69,541	128,924
Units redeemed	(29)	(173)	(58)	(38)	(60,214)	(20,740)	(21,299)	(10,602)

Ending units	703	474	258	292	380,406	203,460	230,664	182,422

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRLT2		MSVFI		MSVRE

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$37,389	14,793	81,974	71,400	108,485	32,384
Realized gain (loss) on investments	8,365	433	(80,050)	(186)	(809,482)	18,048
Change in unrealized gain (loss) on investments	(34,373)	6,927	(261,692)	40,532	(1,790,514)	(914,981)
Reinvested capital gains	-	-	-	-	1,189,795	252,896

Net increase (decrease) in contract owners’ equity resulting from operations	11,381	22,153	(259,768)	111,746	(1,301,716)	(611,653)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52,103	49,083	496,052	783,711	654,703	981,644
Transfers between funds	298,128	728,255	(1,049,943)	803,527	185,920	1,430,574
Surrenders (note 6)	(32,684)	-	(15,187)	(6,011)	(54,467)	(693,481)
Death benefits (note 4)	(1,071)	-	(281)	-	(10,107)	-
Net policy repayments (loans) (note 5)	(9,159)	494	(14,149)	(10,175)	(149,219)	(8,916)
Deductions for surrender charges (note 2d)	(2,378)	(86)	(7,886)	(6,279)	(17,696)	(11,517)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,851)	(23,055)	(207,018)	(185,158)	(283,048)	(287,226)
Asset charges (note 3):	(3,156)	(1,215)	(9,067)	(8,188)	(12,119)	(11,190)
Adjustments to maintain reserves	(83)	90	(133)	42	(80)	(4)

Net equity transactions	252,849	753,566	(807,612)	1,371,469	313,887	1,399,884

Net change in contract owners’ equity	264,230	775,719	(1,067,380)	1,483,215	(987,829)	788,231
Contract owners’ equity beginning of period	904,947	129,228	2,815,734	1,332,519	3,094,734	2,306,503

Contract owners’ equity end of period	$1,169,177	904,947	1,748,354	2,815,734	2,106,905	3,094,734

CHANGES IN UNITS:
Beginning units	81,628	12,266	247,428	123,478	222,042	137,238
Units purchased	34,673	73,490	62,168	143,753	71,671	116,653
Units redeemed	(12,198)	(4,128)	(138,503)	(19,803)	(50,315)	(31,849)

Ending units	104,103	81,628	171,093	247,428	243,398	222,042

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers two Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL and Nationwide® Options Select (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)

MFS(R) VIT - Value Series - Initial Class (MVFIC)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)

Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)

Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)*

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VI (GVIX6)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value

    Fund - Class III)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and

    Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio -

    Class S)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)*

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company currently deducts 2.5% from each premium (the maximum is also 2.5%) to cover sales expenses. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide® YourLife Protection VUL – NY contracts, the Company currently deducts 6.5% from each premium (the maximum is also 6.5%) to cover sales expenses. The company also deducts 3.5% from each premium payment to cover premium taxes.

For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $3,373,041 and $3,696,609, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts a short-term trading fee of 1% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide® YourLife Accumulation VUL – NY contracts and Nationwide® YourLife Protection VUL – NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.05 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide® YourLife Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts and the Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance. For Nationwide® YourLife Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year. For Nationwide® YourLife Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select contracts, and Nationwide® YourLife Accumulation VUL – NY contracts, the maximum guaranteed loan interest charged is 3.9%. For Nationwide® YourLife Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. The contract is charged 3.9% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $3,499,382 and $9,498,601, respectively, and total transfers from the Account to the fixed account were $7,802,270 and $8,814,274, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$167,438,662	0	$167,438,662

Accounts Payable of $4,327 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the investment income ratio and total return for each of the periods in the four year period ended December 31, 2008.

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

AIM VIF - Basic Value Fund - Series I (AVBVI)
2008	143,984	$5.937752	$854,942	0.92%	-51.77%
2007	135,276	12.310539	1,665,320	0.67%	1.54%
2006	106,230	12.123351	1,287,864	0.53%	13.20%
2005	55,180	10.709293	590,939	0.18%	7.09%	1/18/2005
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	41,473	7.586238	314,623	0.00%	-42.49%
2007	29,170	13.191695	384,802	0.00%	12.01%
2006	19,966	11.776847	235,137	0.09%	6.30%
2005	3,774	11.078867	41,812	0.11%	10.79%	1/18/2005
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	61,084	7.587025	463,445	0.00%	-47.03%
2007	59,934	14.321990	858,374	0.00%	10.84%
2006	45,230	12.920789	584,407	0.00%	16.52%
2005	22,328	11.088904	247,593	0.00%	10.89%	1/18/2005
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
2008	7,063	6.262626	44,232	0.00%	-37.37%	5/1/2008
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	85,880	11.117573	954,776	4.70%	-1.59%
2007	51,396	11.297046	580,623	4.62%	9.49%
2006	47,864	10.317483	493,836	3.26%	1.59%
2005	18,950	10.156270	192,461	3.61%	1.56%
American Century VP - International Fund - Class III (ACVI3)
2008	7,987	9.507294	75,934	0.73%	-44.82%
2007	5,228	17.230511	90,081	0.00%	18.06%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	100,531	10.066767	1,012,022	0.12%	-24.35%
2007	93,856	13.306496	1,248,894	0.83%	-2.31%
2006	38,618	13.620466	525,995	0.93%	20.30%
2005	15,942	11.322176	180,498	1.79%	13.22%	5/2/2005
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	27,402	7.124413	195,223	0.00%	-41.48%
2007	24,316	12.174342	296,031	0.00%	21.02%
2006	23,856	10.060123	239,994	0.00%	-3.28%
2005	5,294	10.400804	55,062	0.00%	4.01%	1/18/2005
American Century VP - Value Fund - Class I (ACVV)
2008	248,102	8.787234	2,180,132	2.16%	-26.78%
2007	163,872	12.000449	1,966,538	1.43%	-5.14%
2006	117,422	12.650434	1,485,439	0.95%	18.65%
2005	53,242	10.661727	567,652	0.00%	6.62%	1/18/2005
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	49,528	8.973691	444,449	0.00%	-48.62%
2007	49,690	17.466180	867,894	0.00%	39.77%
2006	15,320	12.496264	191,443	0.00%	9.01%
2005	828	11.463606	9,492	0.00%	14.64%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	112,144	$8.693766	$974,954	0.74%	-30.91%
2007	89,220	12.583781	1,122,725	0.33%	-0.65%
2006	49,732	12.666664	629,939	0.28%	14.41%
2005	15,656	11.071201	173,331	0.00%	10.71%	1/18/2005
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	248,592	8.102406	2,014,193	2.14%	-37.14%
2007	212,590	12.889762	2,740,235	1.80%	5.26%
2006	163,324	12.246198	2,000,098	1.85%	15.50%
2005	66,272	10.602989	702,681	1.64%	6.03%	1/18/2005
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	74,430	9.217282	686,043	1.93%	-29.55%
2007	76,138	13.083574	996,157	1.49%	7.13%
2006	77,946	12.212508	951,916	1.23%	16.48%
2005	32,988	10.484934	345,877	0.00%	4.85%	1/18/2005
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	5,195	10.152569	52,742	1.30%	-0.86%
2007	2,642	10.240958	27,057	0.84%	-1.48%
2006	6,984	10.395256	72,600	0.00%	3.95%	5/1/2006
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	97,294	10.299392	1,002,069	4.97%	-7.29%
2007	77,274	11.108998	858,437	4.51%	5.38%
2006	47,196	10.541505	497,517	3.49%	4.15%
2005	18,824	10.121073	190,519	0.00%	1.21%	1/18/2005
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	223,377	7.482988	1,671,526	2.72%	-42.70%
2007	186,880	13.060141	2,440,679	2.07%	1.42%
2006	126,706	12.877569	1,631,665	3.51%	20.08%
2005	37,512	10.724223	402,287	0.00%	7.24%	1/18/2005
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	146,558	7.695394	1,127,820	0.80%	-47.23%
2007	127,988	14.583722	1,866,541	0.52%	26.87%
2006	55,984	11.495023	643,537	0.16%	6.73%
2005	19,034	10.769983	204,996	0.00%	7.70%	1/18/2005
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	133,780	9.699843	1,297,645	2.79%	-43.88%
2007	117,536	17.283296	2,031,409	2.79%	17.23%
2006	97,890	14.743687	1,443,260	0.46%	17.95%
2005	31,744	12.499996	396,800	0.00%	25.00%	5/2/2005
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	678,797	8.899992	6,041,288	0.96%	-42.61%
2007	573,780	15.508728	8,898,598	0.97%	17.51%
2006	413,560	13.198045	5,458,183	1.27%	11.59%
2005	146,390	11.827342	1,731,405	0.00%	18.27%	1/18/2005
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	525,248	10.707897	5,624,302	3.43%	-3.35%
2007	409,144	11.078504	4,532,703	2.99%	4.21%
2006	190,744	10.630812	2,027,764	1.72%	4.30%
2005	39,276	10.192547	400,322	0.00%	1.93%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	459,190	$9.483511	$4,354,734	0.39%	-39.51%
2007	340,096	15.677232	5,331,764	0.74%	15.49%
2006	215,078	13.574900	2,919,662	0.15%	12.59%
2005	71,246	12.056903	859,006	0.00%	20.57%	1/18/2005
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	13,714	6.450849	88,468	0.53%	-51.17%
2007	18,430	13.212045	243,498	0.84%	5.60%
2006	36,554	12.511424	457,343	0.35%	16.20%
2005	22,290	10.767426	240,006	0.00%	7.67%	1/18/2005
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	168,487	10.465765	1,763,345	0.00%	-54.40%
2007	99,004	22.953063	2,272,445	0.13%	45.64%
2006	67,128	15.759845	1,057,927	0.97%	16.62%
2005	7,480	13.514321	101,087	1.11%	35.14%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	25,126	9.656832	242,638	3.16%	-25.08%
2007	13,052	12.888793	168,225	2.84%	8.65%
2006	7,258	11.863160	86,103	2.74%	9.78%
2005	764	10.806063	8,256	0.43%	8.06%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	119,390	9.215628	1,100,255	2.78%	-32.71%
2007	75,550	13.695591	1,034,702	2.54%	10.17%
2006	21,224	12.431698	263,850	2.81%	11.81%
2005	2,604	11.118664	28,953	1.23%	11.19%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	73,995	8.828445	653,260	2.64%	-38.08%
2007	45,384	14.256765	647,029	2.65%	11.21%
2006	20,124	12.819894	257,988	2.35%	13.15%
2005	4,108	11.329788	46,543	0.88%	13.30%	5/2/2005
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	117,677	9.996007	1,176,301	2.89%	-52.67%
2007	136,940	21.120230	2,892,204	1.73%	28.70%
2006	66,476	16.410826	1,090,926	1.27%	28.17%
2005	8,750	12.804274	112,037	0.00%	28.04%	5/2/2005
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	457,392	9.435374	4,315,666	2.46%	-40.39%
2007	290,120	15.828965	4,592,299	2.05%	15.45%
2006	150,140	13.711150	2,058,592	1.23%	21.46%
2005	26,648	11.288544	300,817	0.09%	12.89%	5/2/2005
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	16,348	6.656135	108,815	7.26%	-33.44%	5/1/2008
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	183,134	13.148675	2,407,969	3.65%	6.21%
2007	126,412	12.380292	1,565,017	2.06%	11.03%
2006	41,780	11.150160	465,854	1.91%	12.84%
2005	1,932	9.881172	19,090	0.94%	-1.19%	5/2/2005
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	143,280	8.186428	1,172,952	5.52%	-29.66%
2007	107,748	11.637657	1,253,934	3.39%	3.76%
2006	25,060	11.216304	281,081	0.01%	12.16%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	144,472	$8.799201	$1,271,240	2.07%	-26.94%
2007	140,928	12.044130	1,697,355	2.41%	-2.41%
2006	127,172	12.342050	1,569,563	1.32%	17.43%
2005	55,804	10.510323	586,518	0.16%	5.10%	1/18/2005
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
2008	211,194	8.588732	1,813,888	1.48%	-32.87%
2007	163,626	12.794049	2,093,439	0.78%	-2.14%
2006	83,984	13.073214	1,097,941	0.81%	17.30%
2005	26,166	11.144808	291,615	0.11%	11.45%	1/18/2005
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	154,343	8.045115	1,241,707	0.01%	-44.31%
2007	81,474	14.445945	1,176,969	0.28%	36.63%
2006	4,448	10.572707	47,027	0.13%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	5,178	6.408647	33,184	1.09%	-36.24%
2007	2,104	10.051308	21,148	0.00%	0.51%	5/1/2007
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	417,642	7.117893	2,972,731	2.85%	-52.21%
2007	235,628	14.893765	3,509,388	0.48%	28.07%
2006	101,016	11.629148	1,174,730	1.54%	16.29%	5/1/2006
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	307,675	9.595209	2,952,205	4.67%	-13.43%
2007	307,062	11.083576	3,403,345	3.10%	4.77%
2006	185,136	10.578811	1,958,519	4.94%	4.20%
2005	27,828	10.152239	282,517	4.19%	1.52%	1/18/2005
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
2008	76,150	8.002768	609,411	0.58%	-36.87%
2007	77,232	12.677102	979,078	0.32%	11.36%
2006	66,104	11.384079	752,533	0.00%	7.58%
2005	39,870	10.582381	421,920	0.00%	5.82%	1/18/2005
MFS(R) VIT - Value Series - Initial Class (MVFIC)
2008	252,293	9.438767	2,381,334	0.99%	-32.58%
2007	184,058	14.000352	2,576,877	0.66%	7.91%
2006	57,116	12.974380	741,045	0.75%	20.84%
2005	21,508	10.736776	230,927	0.00%	7.37%	1/18/2005
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	87,717	7.868935	690,240	3.11%	-29.78%
2007	48,960	11.205324	548,613	3.16%	6.14%
2006	16,886	10.556998	178,265	2.44%	5.57%	5/1/2006
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	92,901	9.781713	908,732	6.65%	-9.87%
2007	43,116	10.853118	467,943	9.87%	2.98%
2006	11,000	10.538858	115,927	0.00%	5.39%	5/1/2006
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	118,818	7.608765	904,059	3.05%	-38.64%
2007	78,552	12.399481	974,004	2.94%	14.36%
2006	31,056	10.842096	336,712	0.76%	8.42%	5/1/2006
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	399,966	6.470039	2,587,795	2.31%	-44.21%
2007	282,016	11.597638	3,270,719	0.95%	11.90%
2006	71,982	10.364424	746,052	0.98%	3.64%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	53,018	$6.126963	$324,839	3.98%	-38.06%
2007	5,054	9.892316	49,996	0.30%	-1.08%	5/1/2007
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
2008	25,077	6.416027	160,894	1.36%	-35.84%	5/1/2008
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
2008	16,853	8.002099	134,859	1.10%	-19.98%	5/1/2008
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2008	49,825	7.263571	361,908	1.85%	-27.36%	5/1/2008
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
2008	3,177	9.142885	29,047	1.39%	-8.57%	5/1/2008
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
2008	128,126	7.626933	977,208	2.05%	-23.73%	5/1/2008
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2008	314,977	6.896919	2,172,371	1.70%	-31.03%	5/1/2008
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2008	11,469	8.375935	96,063	1.58%	-16.24%	5/1/2008
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	11,083	9.945181	110,222	3.15%	-0.55%	5/1/2008
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	200,335	8.647843	1,732,466	9.63%	-28.10%
2007	147,776	12.027193	1,777,330	8.79%	3.17%
2006	39,250	11.657910	457,573	8.07%	10.60%
2005	9,302	10.540776	98,050	4.45%	5.41%	5/2/2005
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	129,682	11.185864	1,450,606	1.25%	-57.83%
2007	118,462	26.524857	3,142,188	0.73%	45.55%
2006	70,486	18.224168	1,284,549	0.66%	36.64%
2005	15,086	13.336908	201,201	0.17%	33.37%	5/2/2005
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	3,258	5.508000	17,945	1.58%	-44.92%	5/1/2008
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	545,866	12.275629	6,700,849	4.43%	7.72%
2007	326,118	11.395982	3,716,435	4.73%	7.16%
2006	165,492	10.634744	1,759,965	5.04%	3.34%
2005	29,424	10.290913	302,800	4.18%	2.91%	1/18/2005
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	54,491	9.339799	508,933	0.29%	-25.23%
2007	54,712	12.491648	683,443	0.09%	13.23%
2006	28,850	11.032385	318,284	0.00%	2.70%
2005	8,226	10.742057	88,364	0.00%	7.42%	5/2/2005
Nationwide VIT - International Index Fund - Class VI (GVIX6)
2008	54,054	6.837123	369,573	2.13%	-43.11%
2007	44,394	12.017667	533,512	1.65%	9.50%
2006	2,420	10.975279	26,560	1.61%	9.75%	5/1/2006
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	412,170	8.613097	3,550,060	2.15%	-36.84%
2007	347,696	13.637494	4,741,702	2.08%	5.96%
2006	194,850	12.870621	2,507,841	2.36%	16.87%
2005	83,876	11.012968	923,724	2.38%	10.13%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	56,571	$10.892776	$616,215	3.52%	-6.02%
2007	40,552	11.590847	470,032	3.70%	5.38%
2006	23,784	10.998997	261,600	3.70%	6.16%
2005	3,422	10.360404	35,453	2.23%	3.60%	1/18/2005
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1,105,303	9.630534	10,644,658	2.84%	-23.20%
2007	929,278	12.538964	11,652,183	2.87%	5.66%
2006	595,670	11.867343	7,069,020	2.91%	11.35%
2005	122,878	10.657424	1,309,563	2.66%	6.57%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1,507,466	9.081599	13,690,203	2.58%	-31.39%
2007	1,141,464	13.236630	15,109,137	2.42%	6.15%
2006	649,858	12.469697	8,103,532	2.61%	14.54%
2005	231,586	10.886732	2,521,215	2.77%	8.87%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	80,064	10.254072	820,982	3.23%	-15.04%
2007	70,206	12.069809	847,373	3.13%	5.86%
2006	64,676	11.401762	737,420	3.28%	8.42%
2005	13,158	10.516039	138,370	2.43%	5.16%	1/18/2005
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
2008	931	9.947099	9,261	1.74%	-0.53%	5/1/2008
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	71,152	7.252787	516,049	0.00%	-46.11%
2007	291,816	13.458816	3,927,498	0.00%	9.01%
2006	147,306	12.345868	1,818,620	0.00%	9.91%
2005	23,166	11.232927	260,222	0.00%	12.33%	1/18/2005
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	121,817	8.637043	1,052,141	1.34%	-36.46%
2007	101,070	13.593553	1,373,900	1.39%	7.56%
2006	49,716	12.638155	628,319	1.28%	9.89%
2005	13,924	11.500795	160,137	1.04%	15.01%	1/18/2005
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1,205,473	11.477234	13,835,494	1.93%	2.05%
2007	817,742	11.246272	9,196,549	4.64%	4.79%
2006	656,122	10.731921	7,041,449	4.27%	4.53%
2005	663,162	10.266806	6,808,556	2.25%	2.67%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	541,439	6.140389	3,324,646	0.12%	-38.60%	5/1/2008
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	306,702	7.765128	2,381,579	1.76%	-46.33%
2007	307,790	14.468946	4,453,397	2.22%	2.93%
2006	173,608	14.056822	2,440,377	1.95%	22.75%
2005	42,776	11.451970	489,869	0.66%	14.52%	5/2/2005
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	1,370	6.364575	8,719	0.28%	-36.35%	5/1/2008
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2008	144	6.357067	915	0.30%	-36.43%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	173,477	6.279727	1,089,389		-37.20%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	381,658	6.757903	2,579,208	0.96%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	80,272	$6.814966	$547,051	0.00%	-46.42%
2007	57,310	12.718919	728,921	0.00%	9.75%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	136,928	7.998530	1,095,222	1.28%	-32.15%
2007	59,678	11.788779	703,531	1.35%	-6.89%
2006	33,060	12.661605	418,593	0.48%	17.29%
2005	13,324	10.794811	143,830	0.22%	7.95%	1/18/2005
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	187,143	8.139096	1,523,175	0.91%	-38.19%
2007	155,600	13.167514	2,048,865	0.11%	2.13%
2006	141,192	12.892586	1,820,330	0.17%	12.04%
2005	49,848	11.507293	573,616	0.00%	15.07%	1/18/2005
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	499,130	7.803097	3,894,760	1.46%	-41.55%
2007	386,326	13.351018	5,157,845	1.14%	8.18%
2006	222,556	12.341341	2,746,639	1.31%	13.63%
2005	25,358	10.861219	275,419	0.93%	8.61%	1/18/2005
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	446	5.182412	2,311	0.00%	-48.18%	5/1/2008
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
2008	561,555	6.176544	3,468,469	0.40%	-38.23%	5/1/2008
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	6,493	9.943310	64,562	1.81%	-0.57%	5/1/2008
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	25,239	8.454726	213,389	0.00%	-48.59%
2007	22,160	16.444438	364,409	0.00%	20.19%
2006	47,156	13.682536	645,214	0.00%	11.08%
2005	14,102	12.317458	173,701	0.00%	23.17%	5/2/2005
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	38,980	8.263942	322,128	0.00%	-41.29%
2007	34,344	14.076100	483,430	0.00%	22.49%
2006	17,260	11.492027	198,352	0.35%	-0.29%
2005	7,080	11.525230	81,599	0.00%	15.25%	1/18/2005
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	291,644	7.589375	2,213,395	1.98%	-36.99%
2007	443,340	12.044718	5,339,905	1.82%	-2.22%
2006	277,886	12.317759	3,422,933	1.96%	15.91%
2005	70,808	10.627448	752,508	1.76%	6.27%	1/18/2005
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	172,052	9.279073	1,596,483	7.95%	-17.29%
2007	151,972	11.218961	1,704,968	4.91%	4.62%
2006	28,788	10.723071	308,696	4.72%	4.84%
2005	12,746	10.228234	130,369	3.05%	2.28%	1/18/2005
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	18,683	5.646840	105,500	4.61%	-43.53%	5/1/2008
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	43,853	8.019658	351,684	0.00%	-46.44%
2007	294,064	14.972222	4,402,791	2.13%	3.21%
2006	175,676	14.506093	2,548,372	0.39%	23.45%
2005	19,008	11.750261	223,349	0.23%	17.50%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	38,449	$7.206627	$277,088	1.00%	-45.95%
2007	34,958	13.332382	466,073	0.38%	3.05%
2006	32,076	12.937253	414,975	0.50%	10.94%
2005	13,062	11.661977	152,329	0.00%	16.62%	5/2/2005
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	11,100	6.760031	75,036	0.00%	-39.47%
2007	13,816	11.168606	154,305	0.00%	0.52%
2006	11,400	11.111353	126,669	0.00%	5.25%
2005	7,116	10.556851	75,123	0.00%	5.57%	1/18/2005
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	59,850	8.193158	490,361	0.39%	-39.44%
2007	480,500	13.529389	6,500,871	0.10%	7.61%
2006	255,116	12.572219	3,207,374	0.11%	13.70%
2005	35,240	11.057136	389,653	0.00%	10.57%	1/18/2005
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	135,069	7.179944	969,789	0.13%	-45.52%
2007	103,734	13.178440	1,367,052	0.19%	14.15%
2006	78,600	11.544928	907,431	0.24%	7.95%
2005	26,486	10.694866	283,264	0.00%	6.95%	1/18/2005
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	189,933	9.026171	1,714,367	1.40%	-40.19%
2007	140,074	15.092302	2,114,039	1.12%	6.34%
2006	106,424	14.192798	1,510,454	0.66%	17.69%
2005	35,974	12.059670	433,835	0.00%	20.60%	5/2/2005
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	57,935	2.039384	118,152	6.20%	-78.89%
2007	31,936	9.661022	308,534	0.00%	-3.39%	5/1/2007
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	17,970	2.396292	43,060	8.02%	-78.67%
2007	22,958	11.235173	257,937	7.79%	-0.10%
2006	29,360	11.246592	330,200	5.49%	9.42%
2005	13,472	10.278092	138,466	0.00%	2.78%	1/18/2005
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	271,823	8.075736	2,195,170	0.51%	-37.83%
2007	182,024	12.989416	2,364,385	0.27%	-1.21%
2006	121,838	13.148448	1,601,981	0.09%	15.00%
2005	22,356	11.433673	255,611	0.00%	14.34%	1/18/2005
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	519,435	7.938976	4,123,782	1.41%	-38.47%
2007	420,354	12.902441	5,423,593	0.81%	4.42%
2006	290,410	12.355835	3,588,258	0.63%	15.02%
2005	57,526	10.741901	617,939	0.00%	7.42%	1/18/2005
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	703	7.106768	4,996	2.14%	-38.70%
2007	474	11.592654	5,495	1.38%	-6.04%
2006	434	12.337654	5,355	1.51%	15.91%
2005	236	10.644129	2,512	0.00%	6.44%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	258	$7.512177	$1,938	0.00%	-37.03%
2007	292	11.929998	3,484	0.00%	5.52%
2006	290	11.305866	3,279	0.10%	5.44%
2005	262	10.722995	2,809	0.00%	7.23%	1/18/2005
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	380,406	7.980543	3,035,846	0.13%	-42.65%
2007	203,460	13.915435	2,831,234	0.12%	12.49%
2006	49,464	12.370493	611,894	0.35%	9.33%
2005	9,310	11.314946	105,342	0.19%	13.15%	5/2/2005
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	230,664	8.287351	1,911,594	2.19%	-36.26%
2007	182,422	13.002714	2,371,981	1.63%	3.03%
2006	64,100	12.620348	808,964	1.58%	18.65%
2005	17,336	10.636871	184,401	1.53%	6.37%	5/2/2005
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	104,103	11.230967	1,169,177	3.75%	1.31%
2007	81,628	11.086232	904,947	3.94%	5.23%
2006	12,266	10.535464	129,228	3.83%	4.03%
2005	812	10.127763	8,224	1.18%	1.28%	5/2/2005
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	171,093	10.218734	1,748,354	3.51%	-10.20%
2007	247,428	11.380012	2,815,734	3.58%	5.45%
2006	123,478	10.791549	1,332,519	3.92%	3.73%
2005	16,248	10.403391	169,034	0.20%	4.03%	1/18/2005
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	243,398	8.656213	2,106,905	3.49%	-37.89%
2007	222,042	13.937607	3,094,734	1.13%	-17.07%
2006	137,238	16.806589	2,306,503	0.97%	38.04%
2005	40,850	12.174767	497,339	0.22%	21.75%	1/18/2005

2008	Contract owners’ equity		$167,434,335
2007	Contract owners’ equity		$187,786,831
2006	Contract owners’ equity		$101,882,320
2005	Contract owners’ equity		$29,184,634

*	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009